Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Feb. 20, 2012	Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	HMN FINANCIAL INC
Entity Central Index Key	0000921183
Document Type	10-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 7.9
Entity Common Stock, Shares Outstanding		4,387,951

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 67,840	$ 20,981
Securities available for sale:
Mortgage-backed and related securities (amortized cost $19,586 and $32,036)	20,645	33,506
Other marketable securities (amortized cost $105,700 and $118,631)	105,469	118,058
Total securities available for sale	126,114	151,564
Loans held for sale	3,709	2,728
Loans receivable, net	555,908	664,241
Accrued interest receivable	2,449	3,311
Real estate, net	16,616	16,382
Federal Home Loan Bank stock, at cost	4,222	6,743
Mortgage servicing rights, net	1,485	1,586
Premises and equipment, net	7,967	9,450
Prepaid expenses and other assets	2,262	3,632
Assets held for sale	1,583	0
Deferred tax assets, net	0	0
Total assets	790,155	880,618
LIABILITIES AND STOCKHOLDERS' EQUITY
Deposits	620,128	683,230
Deposits held for sale	36,048	0
Federal Home Loan Bank advances and Federal Reserve borrowings	70,000	122,500
Accrued interest payable	780	1,092
Customer escrows	933	818
Accrued expenses and other liabilities	5,205	3,431
Total liabilities	733,094	811,071
Commitments and contingencies
Stockholders' equity:
Serial preferred stock: ($.01 par value) Authorized 500,000 shares; issued shares 26,000	24,780	24,264
Common stock ($.01 par value): Authorized 11,000,000; issued shares 9,128,662	91	91
Additional paid-in capital	53,462	56,420
Retained earnings, subject to certain restrictions	42,983	55,838
Accumulated other comprehensive income	471	541
Unearned employee stock ownership plan shares	(3,191)	(3,384)
Treasury stock, at cost 4,740,711 and 4,818,263 shares	(61,535)	(64,223)
Total stockholders' equity	57,061	69,547
Total liabilities and stockholders' equity	$ 790,155	$ 880,618

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Amortized cost of mortgage-backed and related securities	$ 19,586	$ 32,036
Amortized cost of other marketable securities	$ 105,700	$ 118,631
Serial preferred stock, par value	$ 0.01	$ 0.01
Serial preferred stock, shares authorized	500,000	500,000
Serial preferred stock, shares issued	26,000	26,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	11,000,000	11,000,000
Common stock, shares issued	9,128,662	9,128,662
Treasury stock, shares	4,740,711	4,818,263

Consolidated Statements of Loss (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest income:
Loans receivable	$ 36,776	$ 44,248	$ 51,876
Securities available for sale:
Mortgage-backed and related	1,098	1,813	2,768
Other marketable	1,451	2,023	3,039
Cash equivalents	36	4	1
Other	180	182	87
Total interest income	39,541	48,270	57,771
Interest expense:
Deposits	6,847	11,281	17,579
Federal Home Loan Bank advances and Federal Reserve borrowings	4,288	5,978	6,289
Total interest expense	11,135	17,259	23,868
Net interest income	28,406	31,011	33,903
Provision for loan losses	17,278	33,381	26,699
Net interest income (loss) after provision for loan losses	11,128	(2,370)	7,204
Non-interest income:
Fees and service charges	3,739	3,741	4,137
Loan servicing fees	987	1,067	1,042
Securities gains, net	0	0	5
Gain on sales of loans	1,656	1,987	2,273
Other	487	476	625
Total non-interest income	6,869	7,271	8,082
Non-interest expense:
Compensation and benefits	13,553	13,516	13,432
Losses on real estate owned	2,681	1,165	3,873
Occupancy	3,741	4,082	4,084
Deposit insurance	1,255	1,933	1,973
Data processing	1,221	1,040	1,182
Other	7,101	5,820	7,145
Total noninterest expense	29,552	27,556	31,689
Loss before income tax expense (benefit)	(11,555)	(22,655)	(16,403)
Income tax expense (benefit)	0	6,323	(5,607)
Net loss	(11,555)	(28,978)	(10,796)
Preferred stock dividends and discount	(1,821)	(1,784)	(1,747)
Net loss available to common stockholders	$ (13,376)	$ (30,762)	$ (12,543)
Basic loss per common share	$ (3.47)	$ (8.17)	$ (3.39)
Diluted loss per common share	$ (3.47)	$ (8.17)	$ (3.39)

Consolidated Statement of Stockholders' Equity and Comprehensive Loss (USD $) In Thousands, unless otherwise specified	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Unearned Employee Stock Ownership Plan Shares	Treasury Stock
Beginning balance at Dec. 31, 2008	$ 112,213	$ 23,384	$ 91	$ 60,687	$ 98,067	$ 2,091	$ (3,771)	$ (68,336)
Net loss	(10,796)				(10,796)
Other comprehensive loss, net of tax:
Net unrealized losses on securities available for sale	(861)					(861)
Total comprehensive loss	(11,657)
Preferred stock discount amortization	0	401		(401)
Stock compensation expense	27			27
Unearned compensation restricted stock awards	0			(2,181)				2,181
Restricted stock awards forfeited	0			127				(127)
Restricted stock awards dividend Forfeited	7				7
Amortization of restricted stock awards	373			373
Earned employee stock ownership plan shares	138			(56)			194
Preferred stock dividends	(1,163)				(1,163)
Ending balance at Dec. 31, 2009	99,938	23,785	91	58,576	86,115	1,230	(3,577)	(66,282)
Net loss	(28,978)				(28,978)
Other comprehensive loss, net of tax:
Net unrealized losses on securities available for sale	(689)					(689)
Total comprehensive loss	(29,667)
Preferred stock discount amortization	0	479		(479)
Stock compensation expense	63			63
Unearned compensation restricted stock awards	0			(2,237)				2,237
Restricted stock awards forfeited	0			178				(178)
Restricted stock awards dividend Forfeited	1				1
Amortization of restricted stock awards	370			370
Earned employee stock ownership plan shares	142			(51)			193
Preferred stock dividends	(1,300)				(1,300)
Ending balance at Dec. 31, 2010	69,547	24,264	91	56,420	55,838	541	(3,384)	(64,223)
Net loss	(11,555)				(11,555)
Other comprehensive loss, net of tax:
Net unrealized losses on securities available for sale	(70)					(70)
Total comprehensive loss	(11,625)
Preferred stock discount amortization	0	516		(516)
Stock compensation expense	29			29
Unearned compensation restricted stock awards	0			(2,700)				2,700
Restricted stock awards forfeited	0			12				(12)
Amortization of restricted stock awards	298			298
Earned employee stock ownership plan shares	112			(81)			193
Preferred stock dividends	(1,300)				(1,300)
Ending balance at Dec. 31, 2011	$ 57,061	$ 24,780	$ 91	$ 53,462	$ 42,983	$ 471	$ (3,191)	$ (61,535)

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (11,555)	$ (28,978)	$ (10,796)
Adjustments to reconcile net loss to cash provided by operating activities:
Provision for loan losses	17,278	33,381	26,699
Depreciation	1,267	1,593	1,837
Amortization of premiums, net	297	571	465
Amortization of deferred loan fees	(465)	(319)	(972)
Amortization of mortgage servicing rights	562	482	556
Capitalized mortgage servicing rights	(461)	(753)	(1,143)
Deferred income tax expense (benefit)	0	12,043	(2,516)
Securities gains, net	0	0	(5)
Loss on sales of real estate and premises	2,681	1,165	3,731
Gain on sales of loans	(1,656)	(1,987)	(2,273)
Proceeds from sales of loans held for sale	64,890	90,797	122,491
Disbursements on loans held for sale	(58,588)	(85,384)	(119,475)
Amortization of restricted stock awards	298	370	373
Amortization of unearned ESOP shares	193	193	194
Earned ESOP shares priced below original cost	(81)	(51)	(56)
Stock option compensation expense	29	63	27
Decrease in accrued interest receivable	862	713	1,544
Decrease in accrued interest payable	(312)	(1,016)	(4,199)
Decrease (increase) in other assets	1,342	3,084	(2,041)
Increase (decrease) in other liabilities	380	(774)	912
Other, net	379	362	95
Net cash provided by operating activities	17,340	25,555	15,448
Cash flows from investing activities:
Proceeds from sales of securities available for sale	0	0	2,141
Principal collected on securities available for sale	12,466	19,820	22,213
Proceeds collected on maturity of securities available for sale	156,900	115,000	78,350
Purchases of securities available for sale	(144,051)	(128,059)	(88,446)
Purchase of Federal Home Loan Bank stock	(17)	(2,420)	0
Redemption of Federal Home Loan Bank stock	2,538	2,963	0
Proceeds from sales of real estate and premises	5,440	14,532	10,749
Net decrease in loans receivable	76,114	82,591	56,329
Purchases of premises and equipment	(201)	(292)	(558)
Net cash provided by investing activities	109,189	104,135	80,778
Cash flows from financing activities:
Decrease in deposits	(27,285)	(113,218)	(85,162)
Dividends paid to preferred stockholders	0	(1,300)	(1,163)
Proceeds from borrowings	10,002	87,000	1,099,000
Repayment of borrowings	(62,502)	(97,000)	(1,109,000)
Increase (decrease) in customer escrows	115	(609)	788
Net cash used by financing activities	(79,670)	(125,127)	(95,537)
Increase in cash and cash equivalents	46,859	4,563	689
Cash and cash equivalents, beginning of year	20,981	16,418	15,729
Cash and cash equivalents, end of year	67,840	20,981	16,418
Supplemental cash flow disclosures:
Cash paid for interest	11,447	18,275	28,067
Cash paid for income taxes	0	39	33
Supplemental noncash flow disclosures:
Loans transferred to loans held for sale	5,509	3,195	1,234
Transfer of loans to real estate	8,732	16,167	18,342
Assets transferred to assets held for sale	1,583	0	0
Deposits transferred to deposits held for sale	$ 36,048	$ 0	$ 0

Description of the Business and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Description of the Business and Summary of Significant Accounting Policies [Abstract]
Description of the Business and Summary of Significant Accounting Policies

NOTE 1 Description of the Business and Summary of Significant Accounting Policies

HMN Financial, Inc. (HMN or the Company) is a stock savings bank holding company that owns 100 percent of Home Federal Savings Bank (the Bank). The Bank has a community banking philosophy and operates retail banking and loan production facilities in Minnesota and Iowa. The Bank has one wholly owned subsidiary, Osterud Insurance Agency, Inc. (OIA), which offers financial planning products and services. HMN has another wholly owned subsidiary, Security Finance Corporation (SFC), which is currently not actively engaged in any activities.

The consolidated financial statements included herein are for HMN, SFC, the Bank and OIA. All significant intercompany accounts and transactions have been eliminated in consolidation.

The Company evaluated subsequent events through the filing date of our annual 10-K with the Securities and Exchange Commission on March 7, 2012.

Use of Estimates    In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the balance sheet and revenues and expenses for the period. Actual results could differ from those estimates.

An estimate that is particularly susceptible to change relates to the determination of the allowance for loan losses. Management believes that the allowance for loan losses is appropriate to cover probable losses inherent in the portfolio at the date of the balance sheet. While management uses available information to recognize losses on loans, future additions to the allowance may be necessary based on changes in economic conditions and other factors. In addition, various regulatory agencies, as an integral part of their examination process, periodically review the allowance for loan losses. Such agencies may require additions to the allowance based on their judgment about information available to them at the time of their examination.

Cash and Cash Equivalents    The Company considers highly liquid investments with original maturities of three months or less to be cash equivalents.

Securities    Securities are accounted for according to their purpose and holding period. The Company classifies its debt and equity securities in one of three categories:

Trading Securities    Securities held principally for resale in the near term are classified as trading securities and are recorded at their fair values. Unrealized gains and losses on trading securities are included in other income.

Securities Held to Maturity    Securities that the Company has the positive intent and ability to hold to maturity are reported at cost and adjusted for premiums and discounts that are recognized in interest income using the interest method over the period to maturity. Unrealized losses on securities held to maturity reflecting a decline in value judged to be other than temporary are charged to income and a new cost basis is established.

Securities Available for Sale    Securities available for sale consist of securities not classified as trading securities or as securities held to maturity. They include securities that management intends to use as part of its asset/liability strategy or that may be sold in response to changes in interest rates, changes in prepayment risk, or similar factors. Unrealized gains and losses, net of income taxes, are reported as a separate component of stockholders’ equity until realized. Gains and losses on the sale of securities available for sale are determined using the specific identification method and recognized on the trade date. Premiums and discounts are recognized in interest income using the interest method over the period to maturity. Unrealized losses on securities available for sale reflecting a decline in value judged to be other than temporary are charged to income and a new cost basis is established.

Management monitors the investment security portfolio for impairment on an individual security basis and has a process in place to identify securities that could potentially have a credit impairment that is other than temporary. This process involves analyzing the length of time and extent to which the fair value has been less than the amortized cost basis, the market liquidity for the security, the financial condition and near-term prospects of the issuer, expected cash flows, and the Company’s intent and ability to hold the investment for a period of time sufficient to recover the temporary loss, including determining whether it is more-likely-than-not that the Company will be required to sell the security prior to recovery. To the extent it is determined that a security is deemed to be other-than-temporarily impaired, an impairment loss is recognized.

Loans Held for Sale    Mortgage loans originated or purchased which are intended for sale in the secondary market are carried at the lower of cost or estimated market value in the aggregate. Net fees and costs associated with acquiring or originating loans held for sale are deferred and included in the basis of the loan in determining the gain or loss on the sale of the loans. Gains on the sale of loans are recognized on the settlement date. Net unrealized losses are recognized through a valuation allowance by charges to income.

Loans Receivable, net    Loans receivable, net are carried at amortized cost. Loan origination fees received, net of certain loan origination costs, are deferred as an adjustment to the carrying value of the related loans, and are amortized into income using the interest method over the estimated life of the loans.

Premiums and discounts on purchased loans are amortized into interest income using the interest method over the period to contractual maturity, adjusted for estimated prepayments.

The allowance for loan losses is maintained at an amount considered to be appropriate by management to provide for probable losses inherent in the loan portfolio as of the balance sheet dates. The allowance for loan losses is based on a quarterly analysis of the loan portfolio. In this analysis, management considers factors including, but not limited to, specific occurrences which include loan impairment, changes in the size of the portfolios, general economic conditions, demand for single family homes, demand for commercial real estate and building lots, loan portfolio composition and historical loss experience. In connection with the determination of the allowance for loan losses, management obtains independent appraisals for significant properties or other collateral securing delinquent loans. The allowance for loan losses is established for known problem loans, as well as for loans which are not currently known to require an allowance. Loans are charged off to the extent they are deemed to be uncollectible. The appropriateness of the allowance for loan losses is dependent upon management’s estimates of variables affecting valuation, appraisals of collateral, evaluations of performance and status, and the amounts and timing of future cash flows expected to be received on impaired loans. Such estimates, appraisals, evaluations and cash flows may be subject to frequent adjustments due to changing economic prospects of borrowers or properties. The estimates are reviewed periodically and adjustments, if any, are recorded in the provision for loan losses in the periods in which the adjustments become known.

Interest income is recognized on an accrual basis except when collectability is in doubt. When loans are placed on a non-accrual basis, generally when the loan is 90 days past due, previously accrued but unpaid interest is reversed from income. Interest is subsequently recognized as income to the extent cash is received when, in management’s judgment, principal is collectible.

All impaired loans are valued at the present value of expected future cash flows discounted at the loan’s initial effective interest rate. The fair value of the collateral of an impaired collateral-dependent loan or an observable market price, if one exists, may be used as an alternative to discounting. If the value of the impaired loan is less than the recorded investment in the loan, the impaired amount is charged off. A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Impaired loans include all loans which are on non-accrual, delinquent as to principal and interest for 90 days or greater or restructured in a troubled debt restructuring involving a modification of terms. All non-accruing loans are reviewed for impairment on an individual basis.

Included in loans receivable, net, are certain loans that have been modified in order to maximize collection of the loan balances. The Company evaluates all loan modifications and if the Company, for legal or economic reasons related to the borrower’s financial difficulties, grants a concession compared to the original terms and conditions of the loan that the Company would not otherwise consider, the modified loan is considered a troubled debt restructuring (TDR) and classified as an impaired loan. If the TDR loan was performing (accruing) prior to the modification, it typically will remain accruing after the modification as long as it continues to perform according to the modified terms. If the TDR loan was non-performing (non-accruing) prior to the modification, it will remain non-accruing after the modification for a minimum of six months. If the loan performs according to the modified terms for a minimum of six months, it typically will be returned to accruing status. In general, there are two conditions in which a TDR loan is no longer considered to be a TDR and potentially not classified as impaired. The first condition is whether the loan is refinanced with terms that reflect normal terms for the type of credit involved. The second condition is whether the loan is repaid or charged off.

Mortgage Servicing Rights    Mortgage servicing rights are capitalized at fair value and amortized in proportion to, and over the period of, estimated net servicing income. The Company evaluates its capitalized mortgage servicing rights for impairment each quarter. Loan type and note rate are the predominant risk characteristics of the underlying loans used to stratify capitalized mortgage servicing rights for purposes of measuring impairment. Any impairment is recognized through a valuation allowance.

Real Estate, net    Real estate acquired through loan foreclosure is initially recorded at the lower of the related loan balance or the fair value less estimated selling costs. Valuations are reviewed quarterly by management and an allowance for losses is established if the carrying value of a property exceeds its fair value less estimated selling costs.

Premises and Equipment    Land is carried at cost. Office buildings, improvements, furniture and equipment are carried at cost less accumulated depreciation.

Depreciation is computed on a straight-line basis over estimated useful lives of 5 to 40 years for office buildings and improvements and 3 to 10 years for furniture and equipment.

Assets and Deposits Held for Sale    In the fourth quarter of 2011, the Bank entered into a definitive purchase and assumption agreement to sell certain assets and the deposits of its Toledo, Iowa branch. Until the consummation of the sale, which is anticipated to be completed in the first quarter of 2012, these assets and deposits are reported as held for sale and are carried at the lower of their cost basis or estimated fair market value.

Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of    The Company reviews long-lived assets and certain identifiable intangibles for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Investment in Limited Partnerships    The Company had investments in limited partnerships that invested in low to moderate income housing projects that generated tax credits for the Company. The Company accounted for the earnings or losses from the limited partnerships on the equity method. The Company’s limited partnership investments were liquidated in the fourth quarter of 2011.

Stock Based Compensation    The Company recognizes the grant-date fair value of stock option and restricted stock awards issued as compensation expense, amortized over the vesting period.

Employee Stock Ownership Plan (ESOP)    The Company has an ESOP that borrowed funds from the Company and purchased shares of HMN common stock. The Company makes quarterly principal and interest payments on the ESOP loan. As the debt is repaid, ESOP shares that were pledged as collateral for the debt are released from collateral and allocated to eligible employees based on the proportion of debt service paid in the year. The Company accounts for its ESOP in accordance with ASC 718, Employers’ Accounting for Employee Stock Ownership Plans. Accordingly, the shares pledged as collateral are reported as unearned ESOP shares in stockholders’ equity. As shares are determined to be ratably released from collateral, the Company reports compensation expense equal to the current market price of the shares, and the shares become outstanding for earnings per share computations.

Income Taxes    Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is required to be recognized if it is “more likely than not” that the deferred tax asset will not be realized. The determination of the realizability of the deferred tax asset is subjective and dependent upon judgment concerning management’s evaluation of both positive and negative evidence regarding the ultimate realizability of deferred tax assets.

Preferred Stock Dividends and Discount    The proceeds received from the preferred stock and warrant issued to the U.S. Treasury were allocated between the preferred stock and the warrant based on their relative fair values at the time of issuance in accordance with the requirements of ASC 470, Accounting for Convertible Debt Issued with Stock Purchase Warrants. Because of the increasing rate dividend feature of the preferred shares, the discount on the warrant is amortized using the constant effective yield method over the five year period preceding the scheduled rate increase on the preferred stock in accordance with the requirements of ASC 505.

Loss per Share    Basic loss per common share excludes dilution and is computed by dividing the loss available to common stockholders by the weighted-average number of common shares outstanding for the period. Diluted loss per common share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that shared in the earnings of the entity. Options and restricted stock awards are excluded from the loss per share calculation when a net loss is incurred as their inclusion in the calculation would be anti-dilutive and result in a lower loss per common share.

Comprehensive Income (Loss)    Comprehensive income (loss) is defined as the change in equity during a period from transactions and other events from nonowner sources. Comprehensive income (loss) is the total of net loss and other comprehensive income (loss), which for the Company is comprised of unrealized gains and losses on securities available for sale.

Segment Information    The amount of each segment item reported is the measure reported to the chief operating decision maker for purposes of making decisions about allocating resources to the segment and assessing its performance. Adjustments and eliminations made in preparing an enterprise’s general-purpose financial statements and allocations of revenues, expenses and gains or losses are included in determining reported segment profit or loss if they are included in the measure of the segment’s profit or loss that is used by the chief operating decision maker. Similarly, only those assets that are included in the measure of the segment’s assets that are used by the chief operating decision maker are reported for that segment.

New Accounting Pronouncements    In July 2010, the FASB issued ASU 2010-20, Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses, which requires significant new disclosures about the allowance for credit losses and the credit quality of financing receivables. The requirements are intended to enhance transparency regarding credit losses and the credit quality of loan and lease receivables. Under this statement, allowance for credit losses and fair value are to be disclosed by portfolio segment, while credit quality information, impaired financing receivables and nonaccrual status are to be presented by class of financing receivable. Disclosure of the nature and extent, the financial impact and segment information of troubled debt restructurings are also required. The disclosures are to be presented at the level of disaggregation that management uses when assessing and monitoring the portfolio’s risk and performance. This ASU is effective for interim and annual reporting periods after December 15, 2010 and the related disclosures were included in Note 5 of the consolidated financial statements in this report.

In April 2011, the FASB issued ASU 2011-02, Receivables (Topic 310), A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring. This ASU provides guidance on evaluating whether a restructuring constitutes a troubled debt restructuring. It indicates that if a creditor separately concludes that a restructuring constitutes a concession and that the debtor is experiencing financial difficulties that the restructuring is a troubled debt restructuring. It also clarifies guidance on a creditor’s evaluation of the above two items. For public entities, such as HMN, the amendments in this ASU are effective for the first interim or annual period beginning on or after June 15, 2011, and should be applied retrospectively to the beginning of the annual period of adoption. In addition, this ASU requires that the disclosures about troubled debt restructurings that were delayed by ASU 2011-01 in January 2011 be disclosed for interim and annual periods beginning on or after June 15, 2011. The implementation of the guidance in this ASU and the related disclosures are included in Note 5 of this report.

In April 2011, the FASB issued ASU 2011-03, Transfers and Servicing (Topic 860), Reconsideration of Effective Control for Repurchase Agreements. Topic 860, Transfers and Servicing, which prescribes when an entity may or may not recognize a sale upon the transfer of financial assets subject to repurchase agreements. That determination is based, in part, on whether the entity has maintained effective control over the transferred assets. The amendments in this ASU removed from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and (2) the collateral maintenance implementation guidance related to that criterion. Other criteria applicable to the assessment of effective control are not changed by the amendments in this ASU. This ASU is effective for the first interim or annual period beginning on or after December 15, 2011 and should be applied prospectively to transactions or modification of existing transactions that occur on or after the effective date. The adoption of this ASU in the first quarter of 2012 did not have a material impact on the Company’s consolidated financial statements.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in this ASU change the wording used to describe the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements in order to improve consistency in wording between U.S. GAAP and IFRS. This ASU is effective for interim or annual period beginning on or after December 15, 2011. The adoption of this ASU in the first quarter of 2012 did not have a material impact on the Company’s consolidated financial statements other than to change the disclosures relating to fair value measurements.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220), Presentation of Comprehensive Income. Current U.S. GAAP allows reporting entities three alternatives for presenting other comprehensive income and its components in financial statements. The first two options are to present this information in a single continuous statement of comprehensive income or in two separate but consecutive statements. The third option, which is used by the Company, is to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. This ASU eliminates the third option and therefore the Company will have to adopt one of the two remaining methods for presentation. This ASU is effective for fiscal years, and interim periods beginning after December 15, 2011. The adoption of this ASU in the first quarter of 2012 did not have a material impact on the Company’s consolidated financial statements other than to change the presentation of other comprehensive income as discussed above.

In September 2011, the FASB issued ASU 2011-09, Compensation — Retirement Benefits — Multiemployer Plans (Subtopic 715-80). The amendments in this ASU require additional disclosures about an employer’s participation in a multiemployer plan. For public entities, such as HMN, this ASU is effective for annual periods for fiscal years ending after December 15, 2011. The adoption of this ASU in the fourth quarter of 2011 did not have a material impact on the Company’s consolidated financial statements. The presentation of the additional disclosures relating to the multiemployer retirement plan (sponsored by the Financial Institutions Retirement Fund (FIRF)) in which the Company participates is included in Note 13 of this report.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210). The objective of this ASU is to provide enhanced disclosures that will enable users of its financial statements to evaluate the effect or potential effect of rights of setoff associated with an entity’s financial position. This includes the effect or potential effect of rights of setoff associated with an entity’s recognized assets and recognized liabilities within the scope of this ASU. The amendments require enhanced disclosures by requiring improved information about financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with either Section 210-20-45 or Section 815-10-45. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods with those annual periods. The adoption of this ASU in the first quarter of 2013 is not anticipated to have any impact on the Company’s consolidated financial statements as it currently has no outstanding rights of setoff.

In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220). The amendments in this ASU supersede certain pending paragraphs in ASU 2011-5, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, to effectively defer only those changes in ASU 2011-05 that relate to the presentation of reclassification adjustments out of accumulated other comprehensive income. All other requirements in ASU 2011-05 are not affected by this ASU, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. The amendments will be temporary to allow the Board time to redeliberate the presentation requirements for reclassifications out of accumulated other comprehensive income for annual and interim financial statements for public, private, and non-profit entities. The adoption of this ASU in the first quarter of 2012 did not have a material impact on the Company’s consolidated financial statements other than to change the presentation of other comprehensive income as discussed above.

Derivative Financial Instruments    The Company uses derivative financial instruments in order to manage the interest rate risk on residential loans held for sale and its commitments to extend credit for residential loans. The Company may also from time to time use interest rate swaps to manage interest rate risk. Derivative financial instruments include commitments to extend credit and forward mortgage loan sales commitments.

Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income (Loss) and Stockholders' Equity [Abstract]
Other Comprehensive Income (Loss)

NOTE 2 Other Comprehensive Loss

The components of other comprehensive loss and the related tax effects were as follows:

	For the years ended December 31,
	2011			2010			2009
(Dollars in thousands) Securities available for sale:	Before Tax	Tax Effect	Net of Tax	Before Tax	Tax Effect	Net of Tax	Before Tax	Tax Effect	Net of Tax
Gross unrealized losses arising during the period	$(70)	0	(70)	(1,142)	(453)	(689)	(1,490)	(632)	(858)
Less reclassification of net gains included in net loss	0	0	0	0	0	0	5	2	3

Net unrealized losses arising during the period	(70)	0	(70)	(1,142)	(453)	(689)	(1,495)	(634)	(861)

Other comprehensive loss	$(70)	0	(70)	(1,142)	(453)	(689)	(1,495)	(634)	(861)

Securities Available for Sale	12 Months Ended
Dec. 31, 2011
Securities Available for Sale [Abstract]
Securities Available for Sale

NOTE 3 Securities Available for Sale

A summary of securities available for sale at December 31, 2011 and 2010 is as follows:

(Dollars in thousands)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
December 31, 2011:
Mortgage-backed securities:
FHLMC	$11,310	553	0	11,863
FNMA	7,670	499	0	8,169
Collateralized mortgage obligations:
FHLMC	335	4	0	339
FNMA	271	3	0	274

	19,586	1,059	0	20,645

Other marketable securities:
U.S. Government agency obligations	105,000	294	0	105,294
Corporate preferred stock	700	0	(525)	175

	105,700	294	(525)	105,469

	$125,286	1,353	(525)	126,114

December 31, 2010:
Mortgage-backed securities:
FHLMC	$17,555	719	0	18,274
FNMA	12,800	692	0	13,492
Collateralized mortgage obligations:
FHLMC	1,299	44	0	1,343
FNMA	382	15	0	397

	32,036	1,470	0	33,506

Other marketable securities:
U.S. Government agency obligations	117,931	218	(266)	117,883
Corporate preferred stock	700	0	(525)	175

	118,631	218	(791)	118,058

	$150,667	1,688	(791)	151,564

The Company did not hold any investments in European sovereign debt as of December 31, 2011.

The Company did not sell any available for sale securities and did not recognize any gains or losses on investments in 2011 or 2010. Proceeds from securities available for sale which were sold in 2009 were $2.1 million resulting in gross gains of $5,000.

The following table presents amortized cost and estimated fair value of securities available for sale at December 31, 2011 based upon contractual maturity adjusted for scheduled repayments of principal and projected prepayments of principal based upon current economic conditions and interest rates. Actual maturities may differ from the maturities in the following table because obligors may have the right to call or prepay obligations with or without call or prepayment penalties:

(Dollars in thousands)	Amortized Cost	Fair Value
Due less than one year	$44,912	45,521
Due after one year through five years	79,148	79,862
Due after five years through ten years	526	556
Due after ten years	700	175

Total	$125,286	126,114

The allocation of mortgage-backed securities and collateralized mortgage obligations in the table above is based upon the anticipated future cash flow of the securities using estimated mortgage prepayment speeds.

The following table shows the gross unrealized losses and fair values for the securities available for sale portfolio aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2011 and 2010:

	Less Than Twelve Months			Twelve Months or More			Total
(Dollars in thousands)	# of Investments	Fair Value	Unrealized Losses	# of Investments	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 2011
Other marketable securities:
U.S. Government agency obligations	0	$0	0	0	$0	0	$0	0
Corporate preferred stock	0	0	0	1	175	(525)	175	(525)

Total temporarily impaired securities	0	$0	0	1	$175	(525)	$175	(525)

December 31, 2010
Other marketable securities:
U.S. Government agency obligations	10	$47,610	(266)	0	$0	0	$47,610	(266)
Corporate preferred stock	0	0	0	1	175	(525)	175	(525)

Total temporarily impaired securities	10	$47,610	(266)	1	$175	(525)	$47,785	(791)

We review our investment portfolio on a quarterly basis for indications of impairment. This review includes analyzing the length of time and the extent to which the fair value has been lower than the cost, the market liquidity for the investment, the financial condition and near-term prospects of the issuer, including any specific events which may influence the operations of the issuer, and our intent and ability to hold the investment for a period of time sufficient to recover the temporary loss. The unrealized losses reported for corporate preferred stock at December 31, 2011 relates to a single trust preferred security that was issued by the holding company of a small community bank. Typical of most trust preferred issuances, the issuer has the ability to defer interest payments for up to five years with interest payable on the deferred balance. In October 2009, the issuer elected to defer its scheduled interest payments as allowed by the terms of the security agreement. The issuer’s subsidiary bank has incurred operating losses over the past several years due to increased provisions for loan losses but still met the regulatory requirements to be considered “adequately capitalized” based on its most recent regulatory filing in 2011. In addition, the owners of the issuing bank appear to have the ability to make additional capital contributions to enhance the issuing bank’s capital position. Based on a review of the issuer, it was determined that the trust preferred security was not other-than-temporarily impaired at December 31, 2011. The Company does not intend to sell the preferred stock and has the intent and ability to hold it for a period of time sufficient to recover the temporary loss. Management believes that the Company will receive all principal and interest payments contractually due on the security and that the decrease in the market value is primarily due to a lack of liquidity in the market for trust preferred securities and the deferral of interest by the issuer. Management will continue to monitor the credit risk of the issuer and may be required to recognize other-than-temporary impairment charges on this security in future periods.

Loans Receivable, Net	12 Months Ended
Dec. 31, 2011
Loans Receivable, Net [Abstract]
Loans Receivable, Net

NOTE 4 Loans Receivable, Net

A summary of loans receivable at December 31 is as follows:

(Dollars in thousands)	2011	2010
Residential real estate loans:
1-4 family conventional	$118,524	128,087
1-4 family FHA	494	399
1-4 family VA	48	49

	119,066	128,535

Commercial real estate:
Lodging	31,905	34,447
Retail/office	80,436	86,768
Nursing home/health care	6,455	5,512
Land developments	45,197	72,810
Golf courses	8,326	8,161
Restaurant/bar/café	3,102	2,684
Alternative fuel plants	18,882	31,123
Warehouse	16,555	17,197
Construction:
1-4 family builder	4,926	10,684
Multi family	1,156	3,874
Commercial real estate	4,840	693
Manufacturing	8,557	8,538
Churches/community service	6,058	6,132
Multi family	35,517	48,266
Other	18,002	19,502

	289,914	356,391

Consumer:
Autos	404	604
Home equity line	41,429	44,933
Home equity	13,426	17,840
Consumer — secured	1,409	1,304
Land/lot loans	2,723	2,510
Savings	576	534
Mobile home	657	764
Consumer — unsecured	1,537	2,114

	62,161	70,603

Commercial business	109,259	153,039

Total loans	580,400	708,568
Less:
Unamortized discounts	93	413
Net deferred loan fees	511	1,086
Allowance for loan losses	23,888	42,828

Total loans receivable, net	$555,908	664,241

Commitments to originate or purchase loans	$5,925	629
Commitments to deliver loans to secondary market	$7,263	3,413
Weighted average contractual rate of loans in portfolio	5.52%	5.52%

Included in total commitments to originate or purchase loans are fixed rate loans aggregating $5.9 million and $0.6 million as of December 31, 2011 and 2010, respectively. The interest rates on these loan commitments ranged from 3.00% to 6.79% at December 31, 2011 and from 3.88% to 5.13% at December 31, 2010.

The aggregate amounts of loans to executive officers and directors of the Company was $4.0 million at December 31, 2011 and $4.1 million at December 31, 2010 and December 31, 2009. During 2011, repayments on loans to executive officers and directors were $86,000, new loans to executive officers and directors totaled $665,500 and sales of executive officer and director loans were $415,500. During 2010, the only activity was $12,000 in repayments on loans to executive officers and directors. All loans were made in the ordinary course of business on normal credit terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with unrelated parties.

At December 31, 2011, 2010 and 2009, the Company was servicing loans for others with aggregate unpaid principal balances of approximately $417.4 million, $508.0 million and $566.0 million, respectively.

The Company originates residential, commercial real estate and other loans primarily in Minnesota and Iowa. At December 31, 2011 and 2010, the Company had in its portfolio single-family and multi-family residential loans located in the following states:

	2011		2010
(Dollars in thousands)	Amount	Percent of Total	Amount	Percent of Total
Iowa	$4,664	3.9%	$4,684	3.6%
Minnesota	109,632	92.1	118,305	92.0
Wisconsin	2,130	1.8	1,879	1.5
Other states	2,640	2.2	3,667	2.9

Total	$119,066	100.0%	$128,535	100.0%

Amounts under one million dollars in both years are included in “Other states”.

At December 31, 2011 and 2010, the Company had in its portfolio commercial real estate loans located in the following states:

	2011		2010
(Dollars in thousands)	Amount	Percent of Total	Amount	Percent of Total
California	$4,943	1.7%	$4,916	1.4%
Florida	2,792	1.0	2,855	0.8
Idaho	4,423	1.5	4,483	1.3
Indiana	7,206	2.5	7,694	2.2
Iowa	6,139	2.1	11,160	3.1
Kansas	1,036	0.4	1,064	0.3
Minnesota	244,798	84.4	303,101	85.0
Nebraska	0	0.0	4,994	1.4
North Carolina	7,075	2.4	7,303	2.0
Tennessee	326	0.1	1,700	0.5
Utah	1,324	0.5	1,414	0.4
Wisconsin	8,413	2.9	5,087	1.4
Other states	1,439	0.5	620	0.2

Total	$289,914	100.0%	$356,391	100.0%

Amounts under one million dollars in both years are included in “Other states”.

Allowance for Loan Losses and Credit Quality Information	12 Months Ended
Dec. 31, 2011
Allowance for Loan Losses and Credit Quality Information [Abstract]
Allowance for Loan Losses and Credit Quality Information

NOTE 5 Allowance for Loan Losses and Credit Quality Information

The allowance for loan losses is summarized as follows:

(Dollars in thousands)	1-4 Family	Commercial Real Estate	Consumer	Commercial Business	Total
Balance, December 31, 2008	$2,830	13,095	1,585	3,747	21,257
Provision for losses	(1,753)	14,217	1,451	12,784	26,699
Charge-offs	(82)	(13,548)	(1,980)	(9,421)	(25,031)
Recoveries	5	565	222	95	887

Balance, December 31, 2009	1,000	14,329	1,278	7,205	23,812
Provision for losses	1,399	16,692	481	14,809	33,381
Charge-offs	(254)	(7,095)	(907)	(7,006)	(15,262)
Recoveries	0	664	72	161	897

Balance, December 31, 2010	2,145	24,590	924	15,169	42,828

Provision for losses	2,081	11,785	482	2,930	17,278
Charge-offs	(508)	(23,012)	(270)	(15,512)	(39,302)
Recoveries	0	259	23	2,802	3,084

Balance, December 31, 2011	$3,718	13,622	1,159	5,389	23,888

Allocated to:
Specific reserves	$993	13,263	76	10,702	25,034
General reserves	1,152	11,327	848	4,467	17,794

Balance, December 31, 2010	$2,145	24,590	924	15,169	42,828

Allocated to:
Specific reserves	$1,086	3,559	367	1,621	6,633
General reserves	2,632	10,063	792	3,768	17,255

Balance, December 31, 2011	$3,718	13,622	1,159	5,389	23,888

Loans receivable at December 31, 2010:
Individually reviewed for impairment	$6,729	45,077	299	26,855	78,960
Collectively reviewed for impairment	121,806	311,314	70,304	126,184	629,608

Ending balance	$128,535	356,391	70,603	153,039	708,568

Loans receivable at December 31, 2011:
Individually reviewed for impairment	$6,241	30,495	1,205	6,855	44,796
Collectively reviewed for impairment	112,825	259,419	60,956	102,404	535,604

Ending balance	$119,066	289,914	62,161	109,259	580,400

The following table summarizes the amount of classified and unclassified loans at December 31:

	December 31, 2011
	Classified					Unclassified
(Dollars in thousands)	Special Mention	Substandard	Doubtful	Loss	Total	Total	Total Loans
1-4 family	$8,870	11,129	738	0	20,737	98,329	119,066
Commercial real estate:
Residential developments	444	39,709	1,113	0	41,266	11,480	52,746
Alternative fuels	0	0	0	0	0	18,882	18,882
Other	5,789	19,607	0	0	25,396	192,890	218,286

Consumer	0	857	224	124	1,205	60,956	62,161
Commercial business:
Construction/development	0	2,722	0	0	2,722	2,064	4,786
Banking	0	3,750	1,149	0	4,899	0	4,899
Other	3,203	8,056	0	0	11,259	88,315	99,574

	$18,306	85,830	3,224	124	107,484	472,916	580,400

	December 31, 2010
	Classified					Unclassified
(Dollars in thousands)	Special Mention	Substandard	Doubtful	Loss	Total	Total	Total Loans
1-4 family	$7,395	8,228	0	0	15,623	112,912	128,535
Commercial real estate:
Residential developments	8,373	34,515	0	0	42,888	44,218	87,106
Alternative fuels	0	11,069	0	0	11,069	20,054	31,123
Other	6,268	6,614	0	0	12,882	225,280	238,162

Consumer	0	248	31	27	306	70,297	70,603
Commercial business:
Construction/development	1,776	4,907	0	0	6,683	5,117	11,800
Banking	0	4,975	3,248	0	8,223	5,830	14,053
Other	4,712	15,689	67	0	20,468	106,718	127,186

	$28,524	86,245	3,346	27	118,142	590,426	708,568

Classified loans represent special mention, performing substandard and non-performing loans. Loans classified substandard are loans that are generally inadequately protected by the current net worth and paying capacity of the obligor, or by the collateral pledged, if any. Assets so classified must have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected.

The aging of past due loans at December 31 are summarized as follows:

(Dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current Loans	Total Loans	Loans 90 Days or More Past Due and Still Accruing
2011
1-4 family	$1,876	305	1,297	3,478	115,588	119,066	0
Commercial real estate:
Residential developments	107	290	8,211	8,608	44,138	52,746	0
Alternative fuels	0	0	0	0	18,882	18,882	0
Other	350	79	5,184	5,613	212,673	218,286	0

Consumer	658	374	387	1,419	60,742	62,161	0
Commercial business:
Construction/development	286	0	0	286	4,500	4,786	0
Banking	0	0	1,149	1,149	3,750	4,899	0
Other	351	112	2,877	3,340	96,234	99,574	0

	$3,628	1,160	19,105	23,893	556,507	580,400	0

2010
1-4 family	$2,313	695	3,500	6,508	122,027	128,535	178
Commercial real estate:
Residential developments	444	3,899	15,523	19,866	67,240	87,106	0
Alternative fuels	0	0	4,994	4,994	26,129	31,123	0
Other	75	264	3,914	4,253	233,909	238,162	0

Consumer	446	163	207	816	69,787	70,603	0
Commercial business:
Construction/development	0	0	4,809	4,809	6,991	11,800	0
Banking	0	0	8,223	8,223	5,830	14,053	0
Other	311	45	7,876	8,232	118,954	127,186	576

	$3,589	5,066	49,046	57,701	650,867	708,568	754

Impaired loans include loans that are non-performing (non-accruing) and loans that have been modified in a troubled debt restructuring. The following table summarizes impaired loans and related allowances for the years ended December 31, 2011 and 2010:

	December 31, 2011
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Loans with no related allowance recorded:
1-4 family	$2,651	2,972	0	1,611	91
Commercial real estate:
Residential developments	6,900	9,855	0	6,679	94
Alternative fuels	0	0	0	906	0
Other	3,745	4,381	0	1,174	144
Consumer	489	489	0	216	21
Commercial business:
Construction/development	340	2,311	0	294	0
Banking	1,149	3,248	0	854	0
Other	598	1,607	0	878	19

Loans with an allowance recorded:
1-4 family	3,590	3,590	1,086	4,212	157
Commercial real estate:
Residential developments	13,889	14,017	2,546	17,514	373
Alternative fuels	0	0	0	1,998	0
Other	5,961	8,272	1,013	6,408	97
Consumer	716	716	367	403	54
Commercial business:
Construction/development	0	0	0	2,443	0
Banking	0	0	0	3,424	0
Other	4,768	7,145	1,621	9,740	45

Total:
1-4 family	6,241	6,562	1,086	5,823	248
Commercial real estate:
Residential developments	20,789	23,872	2,546	24,193	467
Alternative fuels	0	0	0	2,904	0
Other	9,706	12,653	1,013	7,582	241
Consumer	1,205	1,205	367	619	75
Commercial business:
Construction/development	340	2,311	0	2,737	0
Banking	1,149	3,248	0	4,278	0
Other	5,366	8,752	1,621	10,618	64

	$44,796	58,603	6,633	58,754	1,095

	December 31, 2010
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Loans with no related allowance recorded:
1-4 family	$932	932	0	721	28
Commercial real estate:
Residential developments	6,486	6,486	0	8,674	220
Alternative fuels	0	0	0	148	0
Other	119	119	0	3,356	4
Consumer	104	104	0	1,354	7
Commercial business:
Construction/development	99	99	0	793	5
Banking	0	0	0	0	0
Other	397	397	0	1,293	5

Loans with an allowance recorded:
1-4 family	5,797	5,797	994	3,207	272
Commercial real estate:
Residential developments	27,147	27,147	9,673	16,720	557
Alternative fuels	4,994	4,994	2,441	7,993	0
Other	6,331	7,287	1,148	5,812	156
Consumer	195	195	76	571	13
Commercial business:
Construction/development	4,809	4,809	2,668	3,937	0
Banking	8,223	8,223	4,985	7,232	0
Other	13,327	13,878	3,049	12,154	478

Total:
1-4 family	6,729	6,729	994	3,928	300
Commercial real estate:
Residential developments	33,633	33,633	9,673	25,394	777
Alternative fuels	4,994	4,994	2,441	8,141	0
Other	6,450	7,406	1,148	9,168	160
Consumer	299	299	76	1,925	20
Commercial business:
Construction/development	4,908	4,908	2,668	4,730	5
Banking	8,223	8,223	4,985	7,232	0
Other	13,724	14,275	3,049	13,447	483

	$78,960	80,467	25,034	73,965	1,745

At December 31, 2011, 2010 and 2009, non-accruing loans totaled $34.0 million, $68.1 million and $61.1 million, respectively, for which the related allowance for loan losses was $5.2 million, $25.0 million and $12.1 million, respectively. Non-accruing loans for which no specific allowance has been recorded because management determined that the value of the collateral was sufficient to repay the loan totaled $14.8 million, $8.1 million and $15.3 million, respectively. Had the loans performed in accordance with their original terms, the Company would have recorded gross interest income on the loans of $3.2 million, $5.0 million and $5.0 million in 2011, 2010 and 2009, respectively. For the years ended December 31, 2011, 2010 and 2009, the Company recognized interest income on these loans of $0.7 million, $1.3 million and $0.9 million, respectively. All of the interest income that was recognized for non-accruing loans was recognized using the cash basis method of income recognition. Non-accrual loans also include some of the loans that have had terms modified in a troubled debt restructuring.

The following table summarizes non-accrual loans at December 31:

(Dollars in thousands)	2011	2010
1-4 family	$4,435	$4,844
Commercial real estate:
Residential developments	13,412	25,980
Alternative fuels	0	4,994
Other	9,246	5,763
Consumer	699	224
Commercial business:
Construction/development	340	4,907
Banking	1,149	8,223
Other	4,712	13,139

	$33,993	$68,074

Included in loans receivable, net, are certain loans that have been modified in order to maximize collection of loan balances. If the Company, for legal or economic reasons related to the borrower’s financial difficulties, grants a concession compared to the original terms and conditions of the loan, the modified loan is considered a troubled debt restructuring (TDR).

During the third quarter of 2011, the Company adopted Accounting Standards Update (ASU) 2011-02, A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring (Topic 310), which modified guidance for identifying restructurings of receivables that constitute a TDR. No additional loans modified since December 31, 2010 were identified as TDR’s as a result of adopting these provisions.

At December 31, 2011 and 2010 there were loans included in loans receivable, net, with terms that had been modified in a troubled debt restructuring totaling $29.2 million and $19.3 million, respectively. Had these loans been performing in accordance with their original terms throughout 2011 and 2010, the Company would have recorded gross interest income of $2.5 million and $1.2 million, respectively. During 2011 and 2010, the Company recorded interest income of $0.6 million and $0.8 million on these loans, respectively. For the loans that were modified in 2011, $0.5 million are not classified and performing, $2.0 million are classified but performing, and $17.2 million are non-performing at December 31, 2011.

The following table summarizes troubled debt restructurings at December 31:

(Dollars in thousands)	2011	2010
1-4 family	$3,805	2,589
Commercial real estate:
Residential developments	14,460	14,209
Other	5,598	662
Consumer	578	75
Commercial business:
Construction/development	385	100
Other	4,378	1,656

	$29,204	19,291

TDR concessions can include reduction of interest rates, extension of maturity dates, forgiveness of principal and/or interest due, or acceptance of real estate or other assets in full or partial satisfaction of the debt. Loan modifications are not reported as TDR’s after 12 months if the loan was modified at a market rate of interest for comparable risk loans, and the loan is performing in accordance with the terms of the restructured agreement. All loans classified as TDR’s are considered to be impaired.

When a loan is modified as a TDR, there may be a direct, material impact on the loans within the Statements of Financial Condition, as principal balances may be partially forgiven. The financial effects of TDR’s are presented in the following table and represent the difference between the outstanding recorded balance pre-modification and post-modification, for the period ending December 31, 2011:

	Year ended December 31, 2011
(Dollars in thousands)	Number of Contracts	Pre- modification Outstanding Recorded Investment	Post- modification Outstanding Recorded Investment
Troubled debt restructurings:
1-4 family	17	$4,567	4,246
Commercial real estate:
Residential developments	11	8,118	7,908
Other	9	7,473	6,432
Consumer	17	626	598
Commercial business:
Construction /development	3	2,361	1,096
Other	21	10,316	8,849

Total	78	$33,461	29,129

Loans that were restructured within the 12 months preceding December 31, 2011 and defaulted during the year are presented in the table below:

	Year ended December 31, 2011
(Dollars in thousands)	Number of Contracts	Outstanding Recorded Investment
Troubled debt restructurings that subsequently defaulted:
1-4 family	1	$250
Commercial real estate:
Residential developments	5	4,501
Other	3	4,465
Consumer	1	4
Commercial business:
Other	3	506

Total	13	$9,726

The Company considers a loan to have defaulted when it becomes 90 or more days past due under the modified terms, when it is placed in non-accrual status, when it becomes other real estate owned, or when it becomes non-compliant with some other material requirement of the modification agreement.

Loans that were non-accrual prior to modification remain non-accrual for at least six months following modification. Non-accrual TDR loans that have performed according to the modified terms for six months may be returned to accruing status. Loans that were accruing prior to modification remain on accrual status after the modification as long as the loan continues to perform under the new terms.

TDR’s are reviewed for impairment following the same methodology as other impaired loans. For loans that are collateral dependent, the value of the collateral is reviewed and additional reserves may be added as needed. Loans that are not collateral dependent may have additional reserves established if deemed necessary. The allocated allowance for TDR’s was $3.5 million, or 14.6%, of the total $23.9 million in allowance for loan losses at December 31, 2011, and $1.9 million, or 4.4%, of the total $42.8 million in loan loss reserves at December 31, 2010.

Accrued Interest Receivable	12 Months Ended
Dec. 31, 2011
Accrued Interest Receivable [Abstract]
Accrued Interest Receivable

NOTE 6 Accrued Interest Receivable

Accrued interest receivable at December 31 is summarized as follows:

(Dollars in thousands)	2011	2010
Securities available for sale	$553	626
Loans receivable	1,896	2,685

	$2,449	3,311

Mortgage Servicing Rights, Net	12 Months Ended
Dec. 31, 2011
Mortgage Servicing Rights, Net [Abstract]
Mortgage Servicing Rights, Net

NOTE 7 Mortgage Servicing Rights, Net

A summary of mortgage servicing activity is as follows:

(Dollars in thousands)	2011	2010
Mortgage servicing rights:
Balance, beginning of year	$1,586	$1,315
Originations	461	753
Amortization	(562)	(482)

Balance, end of year	1,485	1,586

Valuation reserve	0	0

Mortgage servicing rights, net	$1,485	$1,586

Fair value of mortgage servicing rights	$1,878	$2,263

All of the single family loans sold where the Company continues to service the loans are serviced for FNMA under the mortgage-backed security program or the individual loan sale program. The following is a summary of the risk characteristics of the loans being serviced at December 31, 2011:

(Dollars in thousands)	Loan Principal Balance	Weighted Average Interest Rate	Weighted Average Remaining Term (months)	Number of Loans
Original term 30 year fixed rate	$205,727	5.09%	298	1,803
Original term 15 year fixed rate	98,645	4.40	128	1,395
Adjustable rate	598	3.25	285	9

The gross carrying amount of mortgage servicing rights and the associated accumulated amortization at December 31, 2011 and 2010 are presented in the following table. Amortization expense for mortgage servicing rights was $562,000 and $482,000 for the years ended December 31, 2011 and 2010, respectively.

(Dollars in thousands)	Gross Carrying Amount	Accumulated Amortization	Unamortized Intangible Assets
December 31, 2011
Mortgage servicing rights	$3,417	(1,932)	1,485

Total	$3,417	(1,932)	1,485

December 31, 2010
Mortgage servicing rights	$4,172	(2,586)	1,586

Total	$4,172	(2,586)	1,586

The following table indicates the estimated future amortization expense for amortized intangible assets:

(Dollars in thousands) Year ended December 31,	Mortgage Servicing Rights
2012	$345
2013	326
2014	300
2015	259
2016	167
Thereafter	88

$1,485

Projections of amortization are based on asset balances and the interest rate environment that existed at December 31, 2011. The Company’s actual experience may be significantly different depending upon changes in mortgage interest rates and other market conditions.

Real Estate	12 Months Ended
Dec. 31, 2011
Real Estate [Abstract]
Real Estate

NOTE 8 Real Estate

A summary of real estate at December 31 is as follows:

	2011			2010
(Dollars in thousands)	Residential	Commercial & Other	Total	Residential	Commercial & Other	Total
Real estate in judgement subject to redemption	$49	4,227	4,276	333	0	333
Real estate acquired through foreclosure	2,411	10,754	13,165	4,182	10,536	14,718
Real estate acquired through deed in lieu of foreclosure	45	5,498	5,543	375	5,307	5,682
Real estate acquired in satisfaction of debt	0	106	106	0	106	106

	2,505	20,585	23,090	4,890	15,949	20,839
Allowance for losses	(556)	(5,918)	(6,474)	(979)	(3,478)	(4,457)

	$1,949	14,667	16,616	3,911	12,471	16,382

Premises and Equipment	12 Months Ended
Dec. 31, 2011
Premises and Equipment [Abstract]
Premises and Equipment

NOTE 9 Premises and Equipment

A summary of premises and equipment at December 31 is as follows:

(Dollars in thousands)	2011	2010
Land	$1,978	2,070
Office buildings and improvements	8,637	9,199
Furniture and equipment	12,558	12,985

	23,173	24,254
Accumulated depreciation	(15,206)	(14,804)

	$7,967	9,450

Deposits	12 Months Ended
Dec. 31, 2011
Deposits and Regulatory Matters/Supervisory Agreements and Federal Home Loan Bank Investment [Abstract]
Deposits

NOTE 10 Deposits

Deposits and their weighted average interest rates at December 31 are summarized as follows:

	2011			2010
(Dollars in thousands)	Weighted Average Rate	Amount	Percent of Total	Weighted Average Rate	Amount	Percent of Total
Noninterest checking	0.00%	$113,188	18.3%	0.00%	$96,581	14.1%
NOW accounts	0.06	64,783	10.4	0.11	94,205	13.8
Savings accounts	0.17	36,071	5.8	0.15	33,973	5.0
Money market accounts	0.46	108,876	17.6	0.75	114,357	16.7

		322,918	52.1		339,116	49.6

Certificates:
0-0.99%		72,768	11.7		41,311	6.1
1-1.99%		134,567	21.8		142,742	20.9
2-2.99%		65,842	10.6		105,126	15.4
3-3.99%		22,583	3.6		50,529	7.4
4-4.99%		1,450	0.2		4,113	0.6
5-5.99%		0	0.0		293	0.0

Total certificates	1.60	297,210	47.9	2.07	344,114	50.4

Total deposits	0.87	$620,128	100.0%	1.20	$683,230	100.0%

At December 31, 2011 and 2010, the Company had $264.5 million and $256.3 million, respectively, of deposit accounts with balances of $100,000 or more. At December 31, 2011 and 2010, the Company had $67.8 million and $107.5 million of certificate accounts, respectively, that had been acquired through a broker. The Company is currently restricted from renewing existing brokered deposits, or accepting new brokered deposits without the prior consent of the OCC.

Certificates had the following maturities at December 31:

(Dollars in thousands)	2011		2010
Remaining term to maturity	Amount	Weighted Average Rate	Amount	Weighted Average Rate
1-6 months	$100,513	1.78%	$103,567	2.10%
7-12 months	87,031	1.70	73,470	1.77
13-36 months	103,791	1.33	159,896	2.18
Over 36 months	5,875	2.05	7,181	2.44

	$297,210	1.60	$344,114	2.07

At December 31, 2011, mortgage loans and mortgage-backed and related securities with an amortized cost of approximately $28.9 million were pledged as collateral for certain deposits. An additional $1.0 million of letters of credit from the Federal Home Loan Bank (FHLB) were pledged as collateral on Bank deposits.

Interest expense on deposits is summarized as follows for the years ended December 31:

(Dollars in thousands)	2011	2010	2009
NOW accounts	$57	110	132
Savings accounts	57	45	38
Money market accounts	746	1,341	1,430
Certificates	5,987	9,785	15,979

	$6,847	11,281	17,579

Federal Home Loan Bank Advances and Federal Reserve Borrowings	12 Months Ended
Dec. 31, 2011
Federal Home Loan Bank Advances and Federal Reserve Borrowings [Abstract]
Federal Home Loan Bank Advances and Federal Reserve Borrowings

NOTE 11 Federal Home Loan Bank Advances and Federal Reserve Borrowings

Fixed and variable rate Federal Home Loan Bank advances and Federal Reserve borrowings consisted of the following at December 31:

(Dollars in thousands)	2011		2010
Year of Maturity	Amount	Rate	Amount	Rate
2011			$52,500	4.00%
2013	70,000	4.77	70,000	4.77

	70,000	4.77	122,500	4.44
Lines of Credit – Federal Reserve/Federal Home Loan Bank	0	0.00	0	0.00

	$70,000	4.77	$122,500	4.44

All of the outstanding advances at December 31, 2011 have quarterly call provisions which allow the FHLB to request that the advance be paid back or refinanced at the rates then being offered by the FHLB. At December 31, 2011, the advances from the FHLB were collateralized by the Bank’s FHLB stock and mortgage loans and investments with a borrowing capacity of approximately $146.9 million. The Bank has the ability to draw additional borrowings of $75.9 million from the FHLB, based upon the mortgage loans and securities that are currently pledged, subject to approval from the FHLB and a requirement to purchase additional FHLB stock. The Bank also has the ability to draw additional borrowings of $60.0 million from the Federal Reserve Bank, based upon the loans that are currently pledged with them, subject to approval from the FRB.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

NOTE 12 Income Taxes

Income tax expense (benefit) for the years ended December 31 is as follows:

(Dollars in thousands)	2011	2010	2009
Current:
Federal	$0	(3,956)	(4,551)
State	0	(1,764)	1,460

Total current	0	(5,720)	(3,091)

Deferred:
Federal	(4,010)	(2,773)	(1,213)
State	(873)	(1,781)	(1,303)

Total deferred	(4,883)	(4,554)	(2,516)

Change in valuation allowance	4,883	16,597	0

Income tax expense (benefit)	$0	6,323	(5,607)

The reasons for the difference between expected income tax benefit utilizing the federal corporate tax rate of 34% for 2011 and 2010, and 35% for 2009 and the actual income tax expense are as follows:

(Dollars in thousands)	2011	2010	2009
Expected federal income tax benefit	$(3,929)	(7,703)	(5,741)
Items affecting federal income tax:
State income taxes, net of federal income tax expense (benefit)	(645)	(2,474)	170
Tax exempt interest	(123)	(133)	(235)
Increase in valuation allowance	4,883	16,597	0
Other, net	(186)	36	199

Income tax expense (benefit)	$0	6,323	(5,607)

A reconciliation of the change in the gross amount, before related tax effects, of unrecognized tax benefits for 2011 and 2010 is as follows:

(Dollars in thousands)	2011	2010
Balance at January 1	$0	2,210
Settlement of tax position	0	(2,210)

Balance at December 31	$0	0

There were no unrecognized tax benefits for 2011. The $2.2 million decrease in unrecognized tax benefits during 2010 relates to the tax benefits recorded as a result of a favorable Minnesota Supreme Court tax ruling in 2010, which reversed an unfavorable tax court ruling from 2009. Of the $2.2 million benefit recorded in 2010, $1.4 million affected the effective tax rate as the remaining $0.8 million related to the federal tax impact of the state tax benefit. The Company also recognized a $0.7 million reduction in other operating expenses in the 2010 consolidated financial statements to reflect the reversal of the accrued interest that had been recorded on the previously unrecognized tax benefits. The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities are as follows at December 31:

(Dollars in thousands)	2011	2010
Deferred tax assets:
Allowances for loan and real estate losses	$12,401	9,088
Deferred compensation costs	322	314
Deferred ESOP loan asset	702	682
Restricted stock expense	130	164
Nonaccruing loan interest	416	84
Federal net operating loss carry forward	5,936	5,043
State net operating loss carry forward	3,301	3,295
Other	162	88

Total gross deferred tax assets	23,370	18,758
Deferred tax liabilities:
Net unrealized gain on securities available for sale	328	356
Deferred loan fees and costs	317	263
Premises and equipment basis difference	407	636
Originated mortgage servicing rights	607	648
Other	231	258

Total gross deferred tax liabilities	1,890	2,161

Net deferred tax assets	21,480	16,597
Valuation allowance	(21,480)	(16,597)

Deferred tax assets, net of valuation allowance	$0	0

The Company has cumulative federal net operating loss carryforwards of $19.6 million at December 31, 2011 that expire beginning in 2029. The Company also has state net operating loss carryforwards of $36.7 million at December 31, 2011 that expire beginning in 2023.

Retained earnings at December 31, 2011 included approximately $8.8 million for which no provision for income taxes was made. This amount represents allocations of income to bad debt deductions for tax purposes. Reduction of amounts so allocated for purposes other than absorbing losses will create income for tax purposes, which will be subject to the then-current corporate income tax rate.

The Company considers the determination of the deferred tax asset amount and the need for any valuation reserve to be a critical accounting policy that requires significant judgment. The Company has, in its judgment, made reasonable assumptions and considered both positive and negative evidence relating to the ultimate realization of deferred tax assets. Positive evidence includes the ability to implement tax planning strategies to accelerate taxable income recognition and the probability that taxable income will be generated in future periods. Negative evidence includes the Company’s cumulative loss in the prior three year period, continued operating losses in 2011 and the general business and economic trends. Based upon this evaluation, the Company determined that a full valuation allowance was required with respect to the net deferred tax assets at December 31, 2011.

Employee Benefits	12 Months Ended
Dec. 31, 2011
Employee Benefits [Abstract]
Employee Benefits

NOTE 13 Employee Benefits

All eligible full-time employees of the Bank that were hired prior to 2002 were included in a noncontributory retirement plan sponsored by the Financial Institutions Retirement Fund (FIRF). The Home Federal Savings Bank (Employer #8006) plan participates in the Pentegra Defined Benefit Plan for Financial Institutions (the Pentegra DB Plan). The Pentegra DB Plan’s Employer Identification Number is 13-5645888 and the Plan number is 333. The Pentegra DB Plan operates as a multi-employer plan for accounting purposes and as a multi-employer plan under the Employee Retirement Income Security Act of 1974 and the Internal Revenue Code. There are no collective bargaining agreements in place that require contributions to the Pentegra DB Plan.

The Pentegra DB Plan is a single plan under Internal Revenue Code Section 413(c) and, as a result, all of the assets stand behind all of the liabilities. Accordingly, under the Pentegra DB Plan, contributions made by the participating employer may be used to provide benefits to participants of other participating employers.

Effective September 1, 2002, the accrual of benefits for existing participants was frozen and no new enrollments were permitted into the plan. The actuarial present value of accumulated plan benefits and net assets available for benefits relating to the Bank’s employees was not available at December 31, 2011 because such information is not accumulated for each participating institution. As of June 30, 2011, the Pentegra DB Plan valuation report reflected that the Bank was obligated to make a contribution totaling $291,000 which was expensed during 2011.

Funded status (market value of plan assets divided by funding target) as of July 1 for the 2011 and 2010 plan years were 80.39% and 83.20%, respectively. Market value of plan assets reflects any contribution received through June 30, 2011.

Total employer contributions made to the Pentegra DB Plan, as reported on Form 5500, equal $203,582,000 and $133,930,000 for the plan years ended June 30, 2010 and June 30, 2009, respectively. The Bank’s contributions to the Pentegra DB Plan are not more than 5% of the total contributions to the Pentegra DB Plan. There is no funding improvement plan or rehabilitation plan as part of this multi-employer plan.

The following contributions were paid by the Bank during the fiscal years ending December 31,

(Dollars in thousands)
2011		2010		2009
Date Paid	Amount	Date Paid	Amount	Date Paid	Amount
10/14/2011	$57**	12/30/2010	$237	12/29/2009	$156

Total	$57		$237		$156

** - An additional contribution of $234,000 was accrued at December 31, 2011 and paid in the first quarter of 2012.

The Company has a qualified, tax-exempt savings plan with a deferred feature qualifying under Section 401(k) of the Internal Revenue Code (the 401(k) Plan). All employees who have attained 18 years of age are eligible to participate in the 401(k) Plan. Participants are permitted to make contributions to the 401(k) Plan equal to the lesser of 50% of the participant’s annual salary or the maximum allowed by law, which was $16,500 for 2011. The Company matches 25% of each participant’s contributions up to a maximum of 8% of the participant’s annual salary. Participant contributions and earnings are fully and immediately vested. The Company’s contributions are vested on a three year cliff basis, are expensed over the vesting period, and were $159,000, $165,000 and $177,000, in 2011, 2010 and 2009, respectively.

The Company has adopted an Employee Stock Ownership Plan (the ESOP) that meets the requirements of Section 4975(e)(7) of the Internal Revenue Code and Section 407(d)(6) of the Employee Retirement Income Security Act of 1974, as amended (ERISA) and, as such, the ESOP is empowered to borrow in order to finance purchases of the common stock of HMN. The ESOP borrowed $6.1 million from the Company to purchase 912,866 shares of common stock in the initial public offering of HMN. As a result of a merger with Marshalltown Financial Corporation (MFC), the ESOP borrowed $1.5 million to purchase an additional 76,933 shares of HMN common stock to account for the additional employees and avoid dilution of the benefit provided by the ESOP. The ESOP debt requires quarterly payments of principal plus interest at 7.52%. The Company has committed to make quarterly contributions to the ESOP necessary to repay the loans including interest. The Company contributed $525,000 in 2011, 2010 and 2009.

As the debt is repaid, ESOP shares that were pledged as collateral for the debt are released from collateral and allocated to eligible employees based on the proportion of debt service paid in the year. The Company accounts for its ESOP in accordance with ASU 718, Employers’ Accounting for Employee Stock Ownership Plans. Accordingly, the shares pledged as collateral are reported as unearned ESOP shares in stockholders’ equity. As shares are determined to be ratably released from collateral, the Company reports compensation expense equal to the current market price of the shares, and the shares become outstanding for earnings per share computations. ESOP compensation expense was $58,000, $109,000 and $100,000, respectively, for 2011, 2010 and 2009.

All employees of the Bank are eligible to participate in the ESOP after they attain age 18 and complete one year of service during which they worked at least 1,000 hours. A summary of the ESOP share allocation is as follows for the years ended:

	2011	2010	2009
Shares allocated to participants beginning of the year	335,453	333,678	320,937
Shares allocated to participants	24,317	24,317	24,317
Shares purchased	42	38	0
Shares distributed to participants	(19,821)	(22,580)	(11,576)

Shares allocated to participants end of year	339,991	335,453	333,678

Unreleased shares beginning of the year	425,769	450,086	474,403
Shares released during year	(24,317)	(24,317)	(24,317)

Unreleased shares end of year	401,452	425,769	450,086

Total ESOP shares end of year	741,443	761,222	783,764

Fair value of unreleased shares at December 31	$778,817	1,196,411	1,890,361

In June 1995, the Company adopted the 1995 Stock Option and Incentive Plan (1995 Plan). The provisions of the 1995 Plan expired on April 25, 2005 and options may no longer be granted from the 1995 Plan. At December 31, 2011, there were 15,000 vested options under the 1995 Plan that remained unexercised. These options expire 10 years from the date of grant and have an exercise price of $16.25.

In March 2001, the Company adopted the HMN Financial, Inc. 2001 Omnibus Stock Plan (2001 Plan). In April 2009, this plan was superseded by the HMN Financial, Inc. 2009 Equity and Incentive Plan (2009 Plan) and options or restricted shares may no longer be awarded from the 2001 Plan. As of December 31, 2011, there were 66,934 vested and 72,516 unvested options under the 2001 Plan that remained unexercised. These options expire 10 years from the date of grant and have an average exercise price of $20.07. As of December 31, 2011, all shares of restricted stock granted under the 2001 Plan have vested.

In April 2009, the Company adopted the 2009 Plan. The purpose of the 2009 Plan is to provide key personnel and advisors with an opportunity to acquire a proprietary interest in the Company. The opportunity to acquire a proprietary interest in the Company will aid in attracting, motivating and retaining key personnel and advisors, including non-employee directors, and will align their interest with those of the Company’s stockholders. 350,000 shares of HMN common stock were initially available for distribution under the 2009 Plan in either restricted stock or stock options, subject to adjustment for future stock splits, stock dividends and similar changes to the capitalization of the Company. Additionally, shares of restricted stock that are awarded are counted as 1.2 shares for purposes of determining the total shares available for issue under the 2009 Plan.

A summary of activities under all plans for the past three years is as follows:

					Unvested options
	Shares available for grant	Restricted shares outstanding	Options outstanding	Award value/ weighted average exercise price	Number	Weighted average grant date fair value	Vesting Period
1995 Plan
December 31, 2008	0	0	105,500	$12.12	0	$0

Forfeited/expired	0	0	(65,000)	11.50	0	0

December 31, 2009	0	0	40,500	13.10	0	0

Forfeited/expired	0	0	(25,500)	11.25	0	0

December 31, 2010	0	0	15,000	16.25	0	0

Forfeited/expired	0	0	0	0	0	0

December 31, 2011	0	0	15,000	16.25	0	0

2001 Plan
December 31, 2008	155,353	34,293	184,148	$19.43	141,088	$1.55
Forfeited/expired		(4,734)	(33,777)	16.13	(32,257)	1.43
Forfeited/expired			(5,000)	27.64		2.10
Termination of new awards under plan	(155,353)
Vested		(15,044)			(6,000)	3.11

December 31, 2009	0	14,515	145,371	19.91	102,831	1.49
Forfeited/expired	0	0	(5,921)	16.13	(5,921)	1.43
Forfeited/expired	0	(170)	0
Vested		(8,904)			(3,102)	3.52

December 31, 2010	0	5,441	139,450	20.07	93,808	1.43

Forfeited/expired	0	0	0	0	0	0
Vested	0	(5,441)	0	0	(21,292)	1.43

December 31, 2011	0	0	139,450	20.07	72,516	1.43

2009 Plan
April 28, 2009	350,000
Granted May 6, 2009	(15,000)		15,000	$4.77	15,000	$4.41	5 years
Granted May 6, 2009	(98,866)	82,388		N/A			3 years

December 31, 2009	236,134	82,388	15,000	4.77	15,000	4.41

Granted January 26, 2010	(85,290)	71,075	0	N/A			3 years
Forfeited/expired	7,118	(5,790)	0
Forfeited/expired	5,921	0	0
Vested	0	(13,630)	0		(3,000)	4.41

December 31, 2010	163,883	134,043	15,000	4.77	12,000	4.41

Granted January 27, 2011	(93,600)	78,000	0	N/A	0	0
Forfeited/expired	538	(448)	0		0	0
Vested	0	(48,825)	0		(3,000)	4.41

December 31, 2011	70,821	162,770	15,000	4.77	9,000	4.41

Total all plans	70,821	162,770	169,450	$18.38	81,516	$1.76

The following table summarizes information about stock options outstanding at December 31, 2011:

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life in Years	Number Exercisable	Number Unexercisable	Unrecognized Compensation Expense	Weighted Average Years Over Which Unrecognized Compensation will be Recognized
$16.13	93,910	0.4	21,394	72,516	$0	N/A
16.25	15,000	0.4	15,000	0	0	N/A
27.66	15,540	2.2	15,540	0	0	N/A
26.98	15,000	2.6	15,000	0	0	N/A
30.00	15,000	3.4	15,000	0	0	N/A
4.77	15,000	7.4	6,000	9,000	12,175	2.4

	169,450		87,934	81,516	$12,175

The Company will issue shares from treasury upon the exercise of outstanding options.

Prior to January 1, 2006, the Company used the intrinsic value method as described in APB Opinion No. 25 and related interpretations to account for its stock incentive plans. Accordingly, there were no charges or credits to expense with respect to the granting or exercise of options since the options were issued at fair value on the respective grant dates. On January 1, 2006, the Company adopted FAS No. 123(R) (ASC 718), which replaced FAS No. 123 and supersedes APB Opinion No. 25. In accordance with this standard, the Company recognized compensation expense in 2011, 2010 and 2009 relating to stock options over the vesting period. The amount of the expense was determined under the fair value method.

The fair value for each option grant is estimated on the date of the grant using a Black Scholes option valuation model. There were no options granted in 2011 or 2010. The following table shows the assumptions that were used in determining the fair value of options granted during 2009:

2009
Risk-free interest rate	3.15%
Expected life	9 years
Expected volatility	114.0%
Expected dividends	0.0%

Loss Per Common Share	12 Months Ended
Dec. 31, 2011
Loss Per Common Share [Abstract]
Loss per Common Share

NOTE 14 Loss per Common Share

The following table reconciles the weighted average shares outstanding and net loss for basic and diluted loss per common share:

	Year ended December 31,
(Dollars in thousands, except per share data)	2011	2010	2009
Weighted average number of common shares outstanding used in basic earnings per common share calculation	3,853,491	3,766,756	3,695,827
Net dilutive effect of:
Options	0	0	0
Restricted stock awards	0	0	0

Weighted average number of common shares outstanding adjusted for effect of dilutive securities	3,853,491	3,766,756	3,695,827

Net loss available to common shareholders	$(13,376)	(30,762)	(12,543)
Basic loss per common share	$(3.47)	(8.17)	(3.39)
Diluted loss per common share	$(3.47)	(8.17)	(3.39)

Options and restricted stock awards are excluded from the loss per share calculation when a net loss is incurred as their inclusion in the calculation would be anti-dilutive and result in a lower loss per common share. Therefore, options and restricted stock awards are zero in all of the above loss per common share calculations.

Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income (Loss) and Stockholders' Equity [Abstract]
Stockholders' Equity

NOTE 15 Stockholders’ Equity

The Company did not repurchase any shares of its common stock in the open market during 2011, 2010 or 2009. The Company suspended dividend payments on common stock in the fourth quarter of 2008 due to the net operating loss experienced and the challenging economic environment. Because of the unknown duration of the economic slow down, the continued losses experienced in 2010 and 2011, and the limitation on the payment of dividends set forth in the Supervisory Agreements (as described below and in Note 16), it is not known when any future dividends may be paid by the Company.

The Company’s certificate of incorporation authorizes the issuance of up to 500,000 shares of preferred stock, and on December 23, 2008, the Company completed the sale of 26,000 shares of cumulative perpetual preferred stock to the United States Treasury. The preferred stock has a liquidation value of $1,000 per share and a related warrant was also issued to purchase 833,333 shares of HMN common stock at an exercise price of $4.68 per share. The transaction was part of the United States Treasury’s capital purchase program under the Emergency Economic Stabilization Act of 2008. Under the terms of the sale, the preferred shares are entitled to a 5% annual cumulative dividend for each of the first five years of the investment, increasing to 9% thereafter, unless HMN redeems the shares. The Company made all required dividend payments to the Treasury on the outstanding preferred stock in 2009 and 2010 but began deferring the payment of dividends beginning with the February 15, 2011 dividend date. The Company has since deferred payment of the May 15, 2011, August 15, 2011, November 15, 2011 and February 15, 2012 dividends. The amount of accrued but unpaid dividends totaled $1.3 million at December 31, 2011. Under the terms of the certificate of designations for the preferred stock, dividend payments may be deferred without default, but the dividend is cumulative and, if the Company fails to pay dividends for six quarters, whether or not consecutive, the Treasury will have the right to appoint two representatives to the Company’s board of directors. The preferred stock may be redeemed in whole or in part, at par plus accrued and unpaid dividends. The preferred stock is non-voting, other than certain class voting rights. The warrant may be exercised at any time over its ten-year term. The discount on the common stock warrant is being amortized over five years and Treasury has agreed not to vote any shares of common stock acquired upon exercise of the warrant. Both the preferred securities and the warrant qualify as Tier 1 capital.

Under the terms of the written Supervisory Agreements that the Company and the Bank each entered into with the Office of Thrift Supervision (OTS) effective February 22, 2011 as described in Note 16, neither the Company or the Bank may declare or pay any cash dividends, or repurchase or redeem any capital stock, without prior notice to, and consent of, the OCC (as successor to the OTS). The Company does not anticipate requesting consent from the OCC to make any payments of dividends on, or purchase of, its common or preferred stock in 2012.

The OCC has established an individual minimum capital requirement (IMCR) for the Bank as described in Note 16, which required the Bank to establish and maintain core capital at least equal to 8.5% of adjusted total assets at December 31, 2011. This was in excess of the Bank’s 7.14% core capital to adjusted total assets ratio at December 31, 2011.

In order to grant a priority to eligible accountholders in the event of future liquidation, the Bank, at the time of conversion to a stock savings bank, established a liquidation account equal to its regulatory capital as of September 30, 1993. In the event of future liquidation of the Bank, an eligible accountholder who continues to maintain their deposit account shall be entitled to receive a distribution from the liquidation account. The total amount of the liquidation account will decrease as the balance of eligible accountholders is reduced subsequent to the conversion, based on an annual determination of such balance.

Regulatory Matters/Supervisory Agreements and Federal Home Loan Bank Investment	12 Months Ended
Dec. 31, 2011
Deposits and Regulatory Matters/Supervisory Agreements and Federal Home Loan Bank Investment [Abstract]
Regulatory Matters/Supervisory Agreements and Federal Home Loan Bank Investment

NOTE 16 Regulatory Matters/Supervisory Agreements, IMCR and Federal Home Loan Bank Investment

The Bank, as a member of the Federal Home Loan Bank System, is required to hold a specified number of shares of capital stock, which are carried at cost, in the Federal Home Loan Bank of Des Moines. The Bank met this requirement at December 31, 2011. The capital stock investment in the Federal Home Loan Bank of Des Moines was reviewed for any other than temporary impairment as of December 31, 2011 and it was determined that it was not impaired.

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

The Bank entered into a written Supervisory Agreement with its primary regulator, the OTS, effective February 22, 2011 that primarily relates to the Bank’s financial performance and credit quality issues. This agreement replaced the prior memorandum of understanding that the Bank entered into with the OTS on December 9, 2009. In accordance with the agreement, the Bank submitted a two year business plan in May of 2011 that the OCC (as successor to the OTS) accepted with the expectation that the Bank would be in adherence with the OCC’s Notification of Establishment of Higher Minimum Capital Ratios, dated August 8, 2011, also known as an individual minimum capital requirement or IMCR, which required the Bank to establish and maintain a minimum core capital ratio of 8.5% by December 31, 2011. The IMCR and the Bank’s failure to achieve and maintain the IMCR are discussed more fully below. As required by the Supervisory Agreement, the Bank submitted an updated two year capital plan in January of 2012 that the OCC may make comments upon, and require revisions to. The Bank must operate within the parameters of the final business plan and is required to monitor and submit periodic reports on its compliance with the plan. The Bank also submitted a problem asset reduction plan that the OCC has accepted. The Bank must operate within the parameters of the final problem asset plan and is required to monitor and submit periodic reports on its compliance with the plan. The Bank has also revised its loan modification policies and its program for identifying, monitoring and controlling risk associated with concentrations of credit, and improved the documentation relating to the allowance for loan and lease losses as required by the agreement. In addition, without the consent of the OCC, the Bank may not declare or pay any cash dividends, increase its total assets during any quarter in excess of the amount of the net interest credited on deposit liabilities during the prior quarter, enter into any new contractual arrangement or renew or extend any existing arrangement related to compensation or benefits with any directors or officer, make any golden parachute payments, or enter into any significant contracts with a third party service provider. The Bank believes it was in compliance with all requirements of its Supervisory Agreement at December 31, 2011, with the exception that actual earnings performance and capital adequacy are not in adherence with the business plan.

The Company also entered into a written Supervisory Agreement with the OTS effective February 22, 2011. This agreement replaced the prior memorandum of understanding that the Company entered into with the OTS on December 9, 2009. As required by the Supervisory Agreement, the Company submitted an updated two year capital plan in January of 2012 that the Federal Reserve Board (as successor to the OTS) may make comments upon, and to which it may require revisions. The Company must operate within the parameters of the final capital plan and is required to monitor and submit periodic reports on its compliance with the plan. In addition, without the consent of the Federal Reserve Board, the Company may not incur or issue any debt, guarantee the debt of any entity, declare or pay any cash dividends or repurchase any of the Company’s capital stock, enter into any new contractual arrangement or renew or extend any existing arrangement related to compensation or benefits with any directors or officer, or make any golden parachute payments. The Company believes it was in compliance with all requirements of its Supervisory Agreement at December 31, 2011, with the exception that actual earnings performance and capital adequacy were not in adherence with the capital plan.

References to the OTS shall mean, with respect to the Company, beginning July 21, 2011, the Federal Reserve Board (FRB) and mean, with respect to the Bank, beginning July 21, 2011, the Office of the Comptroller of the Currency (OCC). On July 21, 2011, the OTS was integrated into the OCC and the primary banking regulator for the Company became the FRB. It is not anticipated that the change in primary regulators as a result of the OTS being abolished will have any significant impact on the Company, the Bank, or our shareholders.

Quantitative measures established by regulations to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the following table) of Tier I (Core) capital, and Risk-based capital (as defined in the regulations) to total assets (as defined).

At December 31, 2011 and 2010, the Bank’s capital amounts and ratios are presented for actual capital, required capital and excess capital including amounts and ratios in order to qualify as being well capitalized under the Prompt Corrective Actions regulations:

	Actual		Required to be Adequately Capitalized		Excess Capital		To Be Well Capitalized Under Prompt Corrective Action Provisions
(Dollars in thousands)	Amount	Percent of Assets(1)	Amount	Percent of Assets(1)	Amount	Percent of Assets(1)	Amount	Percent of Assets(1)
December 31, 2011
Tier I or core capital	$56,314	7.14%	$31,560	4.00%	$24,754	3.14%	$39,450	5.00%
Tier I risk-based capital	56,314	9.61	23,441	4.00	32,873	5.61	35,162	6.00
Risk-based capital to risk-weighted assets	63,639	10.86	46,883	8.00	16,756	2.86	58,603	10.00

December 31, 2010
Tier I or core capital	$66,824	7.60%	$35,181	4.00%	$31,643	3.60%	$43,977	5.00%
Tier I risk-based capital	66,824	9.72	27,507	4.00	39,317	5.72	41,261	6.00
Risk-based capital to risk-weighted assets	75,420	10.97	55,014	8.00	20,406	2.97	68,768	10.00

(1)	Based upon the Bank’s adjusted total assets for the purpose of the Tier I or core capital ratios and risk-weighted assets for the purpose of the risk-based capital ratio.

The OCC has established an individual minimum capital requirement (IMCR) for the Bank. An IMCR requires a bank to establish and maintain levels of capital greater than those generally required for a bank to be classified as “well-capitalized.” Effective December 31, 2011, the Bank was required to establish, and subsequently maintain, core capital at least equal to 8.5% of adjusted total assets, which is in excess of the Bank’s 7.14% core capital to adjusted total assets ratio at December 31, 2011. The Bank would have needed $10.8 million in additional capital at December 31, 2011 to meet the minimum core capital ratio set by the OCC. In February 2012, the Bank received a Notice of Failure from the OCC arising out of its failure to establish and maintain its IMCR of 8.5% core capital to adjusted total assets at December 31, 2011. By April 30, 2012, the Bank must submit to the OCC a further written capital plan of how it will achieve and maintain its IMCR, and a contingency plan in the event the IMCR is not achieved through the Bank’s primary plan. The Bank’s failure to comply with the terms of the IMCR is deemed an unsafe and unsound banking practice and could subject it to further limits on growth and such legal actions or sanctions as the OCC considers appropriate. Possible sanctions include among others (i) the imposition of one or more cease and desist orders requiring corrective action, which are enforceable directives that may address any aspect of the Company or Bank management, operations or capital, including requirements to change management, raise equity capital, dispose of assets or effect a change of control; (ii) civil money penalties; and (iii) downgrades in the capital adequacy status of the Company and the Bank. These regulatory actions may significantly restrict the ability of the Company and the Bank to take operating and strategic actions that may be in the best interests of stockholders or compel the Company and the Bank to take operating and strategic actions that are not potentially in the best interests of stockholders.

Management believes that, as of December 31, 2011, the Bank’s capital ratios were in excess of those quantitative capital ratio standards set forth under the prompt corrective action regulations referenced above. The failure of the Bank to satisfy the IMCR at December 31, 2011 does not by itself affect the Bank’s status as “well-capitalized” within the meaning of these prompt corrective action regulations. However, there can be no assurance that the Bank will continue to maintain such status in the future. The OCC has extensive discretion in its supervisory and enforcement activities, and can adjust the requirement to be “well-capitalized” in the future.

In order to improve its capital ratios and comply with its IMCR, the Bank is, among other things, working to improve its financial results, reduce non-performing assets, and decrease the asset size of the Bank. In November 2011, the Bank also entered into a definitive purchase and assumption agreement to sell substantially all the assets associated with its Toledo, Iowa branch, subject to assumption of substantially all deposit liabilities of that branch as described in Note 21. In light of its current capital condition and its failure to comply with the IMCR at December 31, 2011, the Bank may also determine it to be necessary or prudent to dispose of other non-strategic assets. These actions have resulted, and may result, in changes in the Bank’s assets, liabilities and earnings, some of which may be material, during the period in which the action is taken or is consummated or over a longer period of time. Further, the Company may need, or be required by supervising banking regulators, to raise additional capital of which there can be no assurance that, if raised, it would be on terms favorable to the Company. If the Company raises capital through the issuance of additional shares of common stock or other equity securities, it would dilute the ownership interests of existing stockholders and, given our current common stock trading price, would be expected to dilute the per share book value of the Company’s common stock and could result in a change of control of the Company and the Bank.

Financial Instruments with Off-Balance Sheet Risk	12 Months Ended
Dec. 31, 2011
Financial Instruments with Off-Balance Sheet Risk [Abstract]
Financial Instruments with Off-Balance Sheet Risk

NOTE 17 Financial Instruments with Off-Balance Sheet Risk

The Company is a party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit. These instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amounts recognized in the balance sheet. The contract amounts of these instruments reflect the extent of involvement by the Company.

The Company’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit is represented by the contract amount of these commitments. The Company uses the same credit policies in making commitments as it does for on-balance sheet instruments.

	December 31, Contract Amount
(Dollars in thousands)	2011	2010
Financial instruments whose contract amount represents credit risk:
Commitments to originate, fund or purchase loans:
1-4 family mortgages	$3,554	629
Commercial real estate mortgages	2,371	0
Undisbursed balance of loans closed	7,209	12,659
Unused lines of credit	76,444	76,670
Letters of credit	1,535	2,355

Total commitments to extend credit	$91,113	92,313

Forward commitments	$7,263	3,413

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since a portion of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The Bank evaluates each customer’s creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Bank upon extension of credit, is based on the loan type and on management’s credit evaluation of the borrower. Collateral consists primarily of residential and commercial real estate and personal property.

Forward commitments represent commitments to sell loans to a third party and are entered into in the normal course of business by the Bank.

The Bank issued standby letters of credit which guarantee the performance of customers to third parties. The standby letters of credit outstanding expire over the next 19 months and totaled $1.5 million at December 31, 2011 and $2.3 million at December 31, 2010. The letters of credit are collateralized primarily with commercial real estate mortgages. Since the conditions under which the Bank is required to fund the standby letters of credit may not materialize, the cash requirements are expected to be less than the total outstanding commitments.

Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities [Abstract]
Derivative Instruments and Hedging Activities

NOTE 18 Derivative Instruments and Hedging Activities

The Company originates and purchases single-family residential loans for sale into the secondary market and enters into commitments to sell or securitize those loans in order to mitigate the interest rate risk associated with holding the loans until they are sold. The Company accounts for its commitments in accordance with ASC 815, Accounting for Derivative Instruments and Hedging Activities.

The Company had commitments outstanding to extend credit to future borrowers that had not closed prior to the end of the year, which is referred to as its mortgage pipeline. As commitments to originate loans enter the mortgage pipeline, the Company generally enters into commitments to sell the loans into the secondary market. The commitments to originate and sell loans are derivatives that are recorded at market value. As a result of marking these derivatives to market for the period ended December 31, 2011, the Company recorded an increase in other liabilities of $21,000, an increase in other assets of $29,000 and a net gain on the sales of loans of $8,000.

As of December 31, 2011, the current commitments to sell loans held for sale are derivatives that do not qualify for hedge accounting. As a result, these derivatives are marked to market. The loans held for sale that are not hedged are recorded at the lower of cost or market. As a result of marking these loans, the Company recorded an increase in loans held for sale of $56,000, a decrease in other assets of $56,000, an increase in other liabilities of $72,000 and a net loss on the sales of loans $72,000.

Fair Value Measurement	12 Months Ended
Dec. 31, 2011
Fair Value Measurement [Abstract]
Fair Value Measurement

NOTE 19 Fair Value Measurement

The Company has adopted ASC 820, Fair Value Measurements, which establishes a framework for measuring the fair value of assets and liabilities using a hierarchy system consisting of three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. These levels are:

Level 1 — Valuation is based upon quoted prices for identical instruments traded in active markets that the Company has the ability to access.

Level 2 — Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which significant assumptions are observable in the market.

Level 3 — Valuation is generated from model-based techniques that use significant assumptions not observable in the market and are used only to the extent that observable inputs are not available. These unobservable assumptions reflect our own estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.

The following table summarizes the assets of the Company for which fair values are determined on a recurring basis as of December 31, 2011 and 2010.

	Carrying Value at December 31, 2011
(Dollars in thousands)	Total	Level 1	Level 2	Level 3
Securities available for sale	$126,114	613	125,501	0
Mortgage loan commitments	(94)	0	(94)	0

Total	$126,020	613	125,407	0

	Carrying Value at December 31, 2010
	Total	Level 1	Level 2	Level 3
Securities available for sale	$151,564	1,740	149,824	0
Mortgage loan commitments	(1)	0	(1)	0

Total	$151,563	1,740	149,823	0

The Company may also be required, from time to time, to measure certain other financial assets at fair value on a nonrecurring basis in accordance with generally accepted accounting principles. These adjustments to fair value usually result from the application of the lower-of-cost-or-market accounting or write-downs of individual assets. For assets measured at fair value on a nonrecurring basis in 2011 that were still held at December 31, the following table provides the level of valuation assumptions used to determine each adjustment and the carrying value of the related individual assets or portfolios at December 31, 2011 and 2010.

	Carrying Value at December 31, 2011				Year Ended December 31, 2011 Total gains (losses)
(Dollars in thousands)	Total	Level 1	Level 2	Level 3
Loans held for sale	$3,709	0	3,709	0	129
Mortgage servicing rights	1,485	0	1,485	0	0
Loans(1)	38,162	0	38,162	0	(4,167)
Real estate, net(2)	16,616	0	16,616	0	(2,690)
Assets held for sale	1,583	0	1,583	0	0
Deposits held for sale	36,048	0	36,048	0	0

Total	$97,603	0	97,603	0	(6,728)

	Carrying Value at December 31, 2010				Year Ended December 31, 2010 Total losses
	Total	Level 1	Level 2	Level 3
Loans held for sale	$2,728	0	2,728	0	(6)
Mortgage servicing rights	1,586	0	1,586	0	0
Loans(1)	43,039	0	43,039	0	(18,855)
Real estate, net(2)	16,382	0	16,382	0	(1,782)

Total	$63,735	0	63,735	0	(20,643)

(1)	Represents carrying value and related specific reserves on loans for which adjustments are based on the appraised value of the collateral. The carrying value of loans fully charged-off is zero.
(2)	Represents the fair value and related losses of foreclosed real estate and other collateral owned that were measured at fair value subsequent to their initial classification as foreclosed assets.

Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments

NOTE 20 Fair Value of Financial Instruments

ASC 825, Disclosures about Fair Values of Financial Instruments, requires disclosure of estimated fair values of the Company’s financial instruments, including assets, liabilities and off-balance sheet items for which it is practicable to estimate fair value. The fair value estimates are made as of December 31, 2011 and 2010 based upon relevant market information, if available, and upon the characteristics of the financial instruments themselves. Because no market exists for a significant portion of the Company’s financial instruments, fair value estimates are based upon judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. The estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Fair value estimates are based only on existing financial instruments without attempting to estimate the value of anticipated future business or the value of assets and liabilities that are not considered financial instruments. In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on the fair value estimates and have not been considered in any of the estimates.

The estimated fair value of the Company’s financial instruments are shown below. Following the table, there is an explanation of the methods and assumptions used to estimate the fair value of each class of financial instruments.

	December 31,
	2011			2010
(Dollars in thousands)	Carrying Amount	Estimated Fair Value	Contract Amount	Carrying Amount	Estimated Fair Value	Contract Amount
Financial assets:
Cash and cash equivalents	$67,840	67,840		20,981	20,981
Securities available for sale	126,114	126,114		151,564	151,564
Loans held for sale	3,709	3,709		2,728	2,728
Loans receivable, net	555,908	566,266		664,241	655,508
Federal Home Loan Bank stock	4,222	4,222		6,743	6,743
Accrued interest receivable	2,449	2,449		3,311	3,311
Assets held for sale	1,583	1,605		0	0
Financial liabilities:
Deposits	620,128	620,128		683,230	683,230
Deposits held for sale	36,048	36,048		0	0
Federal Home Loan Bank advances	70,000	74,433		122,500	129,893
Accrued interest payable	780	780		1,092	1,092
Off-balance sheet financial instruments:
Commitments to extend credit	29	29	91,113	56	56	92,313
Commitments to sell loans	(94)	(94)	7,263	(1)	(1)	3,413

Cash and Cash Equivalents    The carrying amount of cash and cash equivalents approximates their fair value.

Securities Available for Sale    The fair values of securities were based upon quoted market prices.

Loans Held for Sale    The fair values of loans held for sale were based upon quoted market prices for loans with similar interest rates and terms to maturity.

Loans Receivable    The fair values of loans receivable were estimated for groups of loans with similar characteristics. The fair value of the loan portfolio, with the exception of the adjustable rate portfolio, was calculated by discounting the scheduled cash flows through the estimated maturity using anticipated prepayment speeds and using discount rates that reflect the credit and interest rate risk inherent in each loan portfolio. The fair value of the adjustable loan portfolio was estimated by grouping the loans with similar characteristics and comparing the characteristics of each group to the prices quoted for similar types of loans in the secondary market. This method of estimating fair value does not incorporate the exit-price concept of fair value prescribed by ASC 820, Fair Value Measurements and Disclosures.

Federal Home Loan Bank Stock    The carrying amount of FHLB stock approximates its fair value.

Accrued Interest Receivable    The carrying amount of accrued interest receivable approximates its fair value since it is short-term in nature and does not present unanticipated credit concerns.

Deposits    The fair value of demand deposits, savings accounts and certain money market account deposits is the amount payable on demand at the reporting date. The fair value of fixed maturity certificates of deposit is estimated using the rates currently offered for deposits of similar remaining maturities. If the fair value of the fixed maturity certificates of deposit is calculated at less than the carrying amount, the carrying value of these deposits is reported as the fair value.

The fair value estimate for deposits does not include the benefit that results from the low cost funding provided by the Company’s existing deposits and long-term customer relationships compared to the cost of obtaining different sources of funding. This benefit is commonly referred to as the core deposit intangible.

Federal Home Loan Bank Advances    The fair values of advances with fixed maturities are estimated based on discounted cash flow analysis using as discount rates the interest rates charged by the FHLB for borrowings of similar remaining maturities.

Accrued Interest Payable    The carrying amount of accrued interest payable approximates its fair value since it is short-term in nature.

Commitments to Extend Credit    The fair values of commitments to extend credit are estimated using the fees normally charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counter parties.

Commitments to Sell Loans    The fair values of commitments to sell loans are estimated using the quoted market prices for loans with similar interest rates and terms to maturity.

Assets and Deposits Held for Sale	12 Months Ended
Dec. 31, 2011
Assets and Deposits Held for Sale [Abstract]
Assets and Deposits Held for Sale

NOTE 21 Assets and Deposits Held for Sale

The Bank entered into a definitive purchase and assumption agreement on November 7, 2011 with Pinnacle Bank (Pinnacle) of Marshalltown, Iowa which provides for the sale to Pinnacle of substantially all of the assets associated with the Toledo, Iowa branch (the Branch) of the Bank and the assumption by Pinnacle of substantially all deposit liabilities of the Branch. The Bank will continue to own and operate its other Iowa and Minnesota branches. Regulatory approval for the transaction has been obtained and the transaction is anticipated to be consummated in the first quarter of 2012. The Bank anticipates that the transaction will be funded with available assets, the sale will result in a one time gain on sale in the first quarter of 2012 and a decrease in the Bank’s overall assets of approximately $34 million.

HMN Financial, Inc. Financial Information (Parent Company Only)	12 Months Ended
Dec. 31, 2011
HMN Financial, Inc. Financial Information (Parent Company Only) [Abstract]
HMN Financial, Inc. Financial Information (Parent Company Only)

NOTE 22 HMN Financial, Inc. Financial Information (Parent Company Only)

The following are the condensed financial statements for the parent company only as of December 31, 2011 and 2010 and for the years ended December 31, 2011, 2010 and 2009.

(Dollars in thousands)	2011	2010	2009
Condensed Balance Sheets
Assets:
Cash and cash equivalents	$94	478
Investment in subsidiaries	57,465	68,053
Loans receivable, net	1,400	1,500
Prepaid expenses and other assets	35	49
Deferred tax asset, net	0	0

Total assets	$58,994	70,080

Liabilities and Stockholders’ Equity:
Accrued expenses and other liabilities	$1,933	533

Total liabilities	1,933	533

Serial preferred stock	24,780	24,264
Common stock	91	91
Additional paid-in capital	53,462	56,420
Retained earnings	42,983	55,838
Net unrealized gains on securities available for sale	471	541
Unearned employee stock ownership plan shares	(3,191)	(3,384)
Treasury stock, at cost, 4,740,711 and 4,818,263 shares	(61,535)	(64,223)

Total stockholders’ equity	57,061	69,547

Total liabilities and stockholders’ equity	$58,994	70,080

Condensed Statements of Loss
Interest income	$4	4	15
Equity losses of subsidiaries	(10,519)	(27,833)	(10,168)
Other income	0	0	2
Compensation and benefits	(263)	(236)	(236)
Occupancy	(24)	(24)	(24)
Data processing	(6)	(6)	(6)
Other	(747)	(551)	(470)

Loss before income tax expense (benefit)	(11,555)	(28,646)	(10,887)
Income tax expense (benefit)	0	332	(91)

Net loss	$(11,555)	(28,978)	(10,796)

Condensed Statements of Cash Flows
Cash flows from operating activities:
Net loss	$(11,555)	(28,978)	(10,796)
Adjustments to reconcile net loss to cash provided (used) by operating activities:
Equity losses of subsidiaries	10,519	27,833	10,168
Deferred income tax expense	0	172	220
Earned employee stock ownership shares priced below original cost	(81)	(51)	(56)
Stock option compensation	29	63	27
Amortization of restricted stock awards	298	370	373
Decrease in unearned ESOP shares	193	193	194
Increase (decrease) in accrued expenses and other liabilities	101	(15)	(284)
Decrease (increase) in other assets	13	791	(829)
Other, net	(1)	1	7

Net cash provided (used) by operating activities	(484)	379	(976)

Cash flows from investing activities:
Decrease in loans receivable, net	100	1,200	1,700

Net cash provided by investing activities	100	1,200	1,700

Cash flows from financing activities:
Dividends paid to preferred stockholders	0	(1,300)	(1,163)

Net cash used by financing activities	0	(1,300)	(1,163)

Increase (decrease) in cash and cash equivalents	(384)	279	(439)
Cash and cash equivalents, beginning of year	478	199	638

Cash and cash equivalents, end of year	$94	478	199

Business Segments	12 Months Ended
Dec. 31, 2011
Business Segments [Abstract]
Business Segments

NOTE 23 Business Segments

The Bank has been identified as a reportable operating segment in accordance with the provisions of ASC 280. SFC and HMN, the holding company, did not meet the quantitative thresholds for a reportable segment and therefore are included in the “Other” category.

The Company evaluates performance and allocates resources based on the segment’s net income, return on average assets and return on average equity. Each corporation is managed separately with its own officers and board of directors.

The following table sets forth certain information about the reconciliations of reported net loss and assets for each of the Company’s reportable segments.

(Dollars in thousands)	Home Federal Savings Bank	Other	Eliminations	Consolidated Total
At or for the year ended December 31, 2011:
Interest income — external customers	$39,541	0	0	39,541
Non-interest income — external customers	6,863	0	0	6,863
Gain on limited partnerships	6	0	0	6
Intersegment interest income	0	4	(4)	0
Intersegment non-interest income	186	(10,519)	10,333	0
Interest expense	11,139	0	(4)	11,135
Amortization of mortgage servicing rights, net	562	0	0	562
Other non-interest expense	28,127	1,049	(186)	28,990
Income tax expense	0	0	0	0
Net loss	(10,510)	(11,564)	10,519	(11,555)
Total assets	790,115	59,005	(58,965)	790,155
At or for the year ended December 31, 2010:
Interest income — external customers	$48,270	0	0	48,270
Non-interest income — external customers	7,302	0	0	7,302
Loss on limited partnerships	(31)	0	0	(31)
Intersegment interest income	0	4	(4)	0
Intersegment non-interest income	174	(27,833)	27,659	0
Interest expense	17,263	0	(4)	17,259
Amortization of mortgage servicing rights, net	482	0	0	482
Other non-interest expense	26,423	825	(174)	27,074
Income tax expense	5,991	332	0	6,323
Net loss	(27,825)	(28,986)	27,833	(28,978)
Total assets	880,570	70,100	(70,052)	880,618
At or for the year ended December 31, 2009:
Interest income — external customers	$57,770	1	0	57,771
Non-interest income — external customers	8,134	2	0	8,136
Loss on limited partnerships	(54)	0	0	(54)
Intersegment interest income	0	15	(15)	0
Intersegment non-interest income	174	(10,168)	9,994	0
Interest expense	23,883	0	(15)	23,868
Amortization of mortgage servicing rights, net	556	0	0	556
Other non-interest expense	30,563	744	(174)	31,133
Income tax benefit	(5,513)	(94)	0	(5,607)
Net loss	(10,163)	(10,801)	10,168	(10,796)
Total assets	1,035,152	100,515	(99,426)	1,036,241